UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

  CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-03479
                                   ---------

                     FRANKLIN NEW YORK TAX-FREE INCOME FUND
                     --------------------------------------
              (Exact name of registrant as specified in charter)

                ONE FRANKLIN PARKWAY, SAN MATEO, CA 94403-1906
             (Address of principal executive offices) (Zip code)

       MURRAY L. SIMPSON, ONE FRANKLIN PARKWAY, SAN MATEO, CA 94403-1906
       -----------------------------------------------------------------
                    (Name and address of agent for service)

Registrant's telephone number, including area code: (650) 312-2000
                                                    --------------

Date of fiscal year end: 5/31
                         ----

Date of reporting period:5/31/04
                         -------

      ITEM 1. REPORTS TO STOCKHOLDERS.

                                   MAY 31, 2004
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             ANNUAL REPORT AND SHAREHOLDER LETTER | TAX-FREE INCOME
--------------------------------------------------------------------------------
          FRANKLIN NEW YORK                           WANT TO RECEIVE
        TAX-FREE INCOME FUND                          THIS DOCUMENT
                                                      FASTER VIA EMAIL?
                                                      Eligible shareholders can
                                                      sign up for eDelivery at
                                                      franklintempleton.com.
                                                      See inside for details.
--------------------------------------------------------------------------------

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                                 [LOGO OMITTED]
                       FRANKLIN[R] TEMPLETON[R] INVESTMENTS

                      FRANKLIN o Templeton o Mutual Series

Franklin Templeton Investments
GAIN FROM OUR PERSPECTIVE




Franklin Templeton's distinct multi-manager structure combines the specialized expertise of three world-class investment management groups--Franklin, Templeton and Mutual Series.


SPECIALIZED EXPERTISE

Each of our portfolio management groups operates autonomously, relying on its own research and staying true to the unique investment disciplines that underlie its success.

FRANKLIN. Founded in 1947, Franklin is a leader in tax-free investing and a driving force in fixed income investing around the globe. They also bring expertise in growth- and value-style U.S. equity investing.

TEMPLETON. Founded in 1940, Templeton pioneered international investing and, in 1954, launched what has become the industry's oldest global fund. Today, with research offices in over 25 countries, they offer investors the broadest global reach in the industry.

MUTUAL SERIES. Founded in 1949, Mutual Series is dedicated to a unique style of value investing, searching aggressively for opportunity among undervalued stocks, arbitrage situations and distressed companies.


TRUE DIVERSIFICATION

Because our management groups work independently and adhere to distinctly different investment approaches, Franklin, Templeton and Mutual Series funds typically have a low overlap of securities. That's why our funds can be used to build truly diversified portfolios covering every major asset class.


RELIABILITY YOU CAN TRUST

At Franklin Templeton Investments, we seek to consistently provide investors with exceptional risk-adjusted returns over the long term, as well as the reliable account services that have helped us become one of the most trusted names in financial services.



--------------------------------------------------------------------------------
 MUTUAL FUNDS | RETIREMENT PLANS | 529 COLLEGE SAVINGS PLANS | SEPARATE ACCOUNTS
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Not part of the annual report

Contents

SHAREHOLDER LETTER ...............   1

SPECIAL FEATURE:

Understanding Your
Tax-Free Income Fund .............   4

ANNUAL REPORT

Franklin New York Tax-Free
Income Fund ......................   7

Performance Summary ..............  12

Financial Highlights and
Statement of Investments .........  17

Financial Statements .............  35

Notes to Financial Statements ....  39

Report of Independent Registered
Public Accounting Firm ...........  45

Tax Designation ..................  46

Board Members and Officers .......  47

Proxy Voting Policies and
Procedures .......................  52

--------------------------------------------------------------------------------


Annual Report

Franklin New York Tax-Free Income Fund

YOUR FUND'S GOAL AND PRIMARY INVESTMENTS: Franklin New York Tax-Free Income Fund seeks to provide high, current income exempt from federal, New York state and New York City personal income taxes through a diversified portfolio consisting mainly of New York municipal securities.1

--------------------------------------------------------------------------------
  PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE, WHICH DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, AND YOU MAY HAVE A GAIN OR LOSS WHEN YOU SELL YOUR SHARES. CURRENT PERFORMANCE MAY DIFFER FROM FIGURES SHOWN. PLEASE VISIT FRANKLINTEMPLETON.COM OR CALL 1-800/342-5236 FOR MOST RECENT MONTH-END PERFORMANCE.
--------------------------------------------------------------------------------


This annual report for Franklin New York Tax-Free Income Fund covers the fiscal year ended May 31, 2004.

PERFORMANCE OVERVIEW

Because bond yield and price typically move in opposite directions, as yields rose bond prices fell for the 12-month reporting period. The Fund's Class A share price, as measured by net asset value, declined from $12.22 on May 31, 2003, to $11.64 on May 31, 2004. The Fund's Class A shares paid dividends totaling 54.72 cents per share for the Fund's fiscal year.2 The Performance Summary beginning on page 12 shows that at the end of this reporting period the Fund's Class A shares' distribution rate was 4.44%, based on an annualization of May's 4.50 cent ($0.0450) per share dividend and the maximum offering price of $12.16 on May 31, 2004. An investor in the 2004 maximum combined federal and New York state and City personal income tax bracket of 42.90% would need to earn a distribution rate of 7.78% from a taxable investment to match the Fund's Class A tax-free distribution rate. For the Fund's Class B, C and Advisor shares' performance, please see the Performance Summary.

STATE UPDATE

As the national economic rebound continued, New York experienced a slow but gradual recovery. The state benefited from unanticipated federal aid and temporary tax increases, with evidence of the recovery in the form of a small surplus expected for fiscal year 2003-2004 and significant proposed reductions in the coming years' budget gaps. Recovery extended into the deep and diversified economic base, but in particular, improvement in the securities industry played a critical role in this

1. For investors subject to the alternative minimum tax, a small portion of Fund dividends may be taxable. Distributions of capital gains are generally taxable.
2. All Fund distributions will vary depending upon current market conditions, and past distributions are not indicative of future trends.

THE DOLLAR VALUE, NUMBER OF SHARES OR PRINCIPAL AMOUNT, AND NAMES OF ALL PORTFOLIO HOLDINGS ARE LISTED IN THE FUND'S STATEMENT OF INVESTMENTS (SOI). THE SOI BEGINS ON PAGE 21.

                                                               Annual Report | 7
upswing. Overall wages and income were forecast to increase at respective rates of 5.1% and 5.0% in 2004.3 The 2004 projected 0.8% employment increase is an improvement from 2003's 0.4% decline. 3 Improved debt management in capital planning and debt policies supported the recovery, with debt ratios now within the range of other states. Debt service costs were manageable at 8.1% of consolidated general and debt service fund expenditures. 3 The benefits of fiscal conservatism and resolve practiced in recent years left the Empire State more prepared and better able to cope with current stresses than in the past.

The legislature approved measures implementing temporary tax increases after a difficult budget process and the efforts paid off -- New York successfully positioned itself for a favorable fiscal-year close. Personal income tax increased 14% from last year, while user taxes and fees increased 5.7% and business taxes rose 9.2% largely due to the stronger economy. 4

Independent credit rating agency Standard & Poor's rated New York's debt AA.5 Its outlook for the state remained negative due to structural budget imbalances after last year's budget adoption. New York's sound financial recovery and hence outlook upgrade will depend on adoption of a budget that strives for structural balance, rebuilding reserves and reduction of gaps for future years.

MUNICIPAL BOND MARKET OVERVIEW

Municipal bond prices traced an unsteady path during the year under review as significant events affected the market. Globally, triumphs and setbacks in Iraq and the Middle East, tension with North Korea, and worldwide terrorist activity made headlines. Domestically, changing tax policies, burgeoning budget deficits, dollar devaluation, national health care reform, and several financial scandals were prominent news stories over the past 12 months. Such events seemed to be reflected in the Lehman Brothers Municipal Bond Index's volatility. The index fell 4.8% from June 13 through August 15, 2003, and rose 8.2% from August 15 through March 15, 2004, before falling 3.9% through fiscal year-end. 6

[BAR CHART OMITTED]
EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC AS FOLLOWS:

CREDIT QUALITY BREAKDOWN*
Based on Total Long-Term Investments
as of 5/31/04


AAA                       61.0%
AA                        24.3%
A                          8.8%
BBB                        5.1%
Below Investment Grade     0.8%

*Quality breakdown may include internal ratings for bonds not rated by an independent rating agency.



3. Source: Standard & Poor's, "Summary: New York State; Tax Secured, General Obligation," RATINGSDIRECT, 4/6/04.

4. Source: Standard & Poor's, "Public Finance Report Card: The U.S. States," RATINGSDIRECT, 4/12/04.

5. This does not indicate Standard & Poor's rating of the Fund.

6. Source: Lehman Brothers Inc. The Lehman Brothers Municipal Bond Index is a market value-weighted index engineered for the long-term tax-exempt bond market. All bonds included have a minimum credit rating of at least Baa. They must have an outstanding par value of at least $5 million and be issued as part of a transaction of at least $50 million. The bonds must be dated after 12/31/90, and must be at least one year from their maturity date. Remarketed issues, taxable municipal bonds, bonds with floating rates and derivatives are excluded from the index. The index has four main bond sectors: general obligation, revenue, insured and prerefunded.




8 |  Annual Report

The municipal bond market, however, experienced less volatility than the 10-year Treasury note and the Standard & Poor's 500 Composite Index (S&P 500). 7

Interest rates rose significantly over the fiscal year's final two months, as economic data indicated continuing U.S. economic recovery. Labor market conditions improved, and the markets expected the Federal Reserve Board to begin raising the federal funds target rate in June. According to Municipal Market Data, the yield for 30-year AAA bonds increased from 4.34% at the beginning of the fiscal year under review to 4.99% at period-end.8 Despite the rise in yields, long-term interest rates remained near four-decade lows through much of the reporting period. The generally low interest rate environment provided some municipalities with the opportunity to refinance their outstanding debt. During calendar year 2003, municipalities issued $94 billion of bonds to refund their outstanding debt. Refunding debt combined with new-issue bonds totaled $384 billion in 2003, surpassing the $358 billion record set in 2002.9 However, recent rising rates and lack of refunding opportunities for municipalities may account for a 19.3% decline in New York's issuance so far in 2004. 10

Another trend in the municipal bond market was greater short-term borrowing, largely because of the need to smooth annual revenues and fill budget gaps, and the unusually wide spread between short- and long-term rates. In 2003, municipal note issuance reached the second-highest level of the past decade. Despite the abundance of short-term notes, the difference between short- and long-term rates, illustrated by the yield curve, was wider on May 31, 2004, than on May 31 for the 10 prior years. Wider spreads provided for attractive real rates of return in the municipal bond market, as long-term distribution yields remained more than three percentage points above short-term rates.





7. Source: Standard & Poor's Micropal. Based on the one-year annualized volatility as of 5/31/04 of the Lehman Brothers Municipal Bond Index, the P&R U.S. Treasury Note 10-Year Index and the S&P 500. See footnote 6 for a description of the Lehman Brothers Municipal Bond Index. The P&R U.S. Treasury
Note 10-Year Index is a total return index based on a constant maturity instrument. Payden & Rygel includes both accrued interest and change in market price in its monthly total return calculations. The S&P 500 consists of 500 stocks chosen for market size, liquidity and industry group representation. Each stock's weight in the index is proportionate to its market value. The S&P 500 is one of the most widely used benchmarks of U.S. equity performance.

8. Source: Thomson Financial.

9. Source: THE BOND BUYER online, www.bondbuyer.com, "A Decade of Municipal Bond Finance," 3/4/04.

10. Source: THE BOND BUYER, 6/1/04.

Annual Report | 9

PORTFOLIO BREAKDOWN
5/31/04

--------------------------------------------------
                                       % OF TOTAL
                            LONG-TERM INVESTMENTS
--------------------------------------------------
  Prerefunded                               30.4%
--------------------------------------------------
  Subject to Government Appropriations      15.4%
--------------------------------------------------
  Transportation                            14.4%
--------------------------------------------------
  Utilities                                  9.2%
--------------------------------------------------
  Hospital & Health Care                     7.3%
--------------------------------------------------
  Tax-Supported                              7.2%
--------------------------------------------------
  General Obligation                         4.6%
--------------------------------------------------
  Other Revenue                              3.9%
--------------------------------------------------
  Housing                                    3.8%
--------------------------------------------------
  Higher Education                           3.8%
--------------------------------------------------


Many states coped with financial challenges and budget deficits during the year under review. According to the Center on Budget and Policy Priorities, a nonpartisan organization that researches and analyzes a range of government policies and programs, in January 2003 the projected budget shortfall for fiscal year 2004 for all states totaled between $70 billion and $85 billion. However, in January 2004, Moody's Investors Service released a report entitled, "State Credit Cycle Approaches the Bottom; Lessons from the Early 1990s," which cited several factors that Moody's suggests could contribute to eventual restoration of fiscal balance. Even with large budgetary swings, overall municipal debt credit quality remained high, which resulted in Moody's credit upgrades surpassing downgrades by 417 to 309 for 2003.

INVESTMENT STRATEGY

We use a consistent, disciplined strategy to maximize income for our shareholders by seeking to maintain our exposure to higher coupon securities. We generally employ a buy-and-hold approach and invest in securities that we believe should provide the most relative value in the market. As we invest throughout different interest rate environments, our portfolios become well diversified with a broad range of coupons, calls and maturities. This broad diversification may help mitigate interest rate risk. We generally stay fully invested to maximize income distribution.

MANAGER'S DISCUSSION

The Fund was subject to bond calls during the year under review as many municipal bond issuers sought to take advantage of lower interest rates and exercised call options on their outstanding higher-coupon bonds issued several years ago. In general, we were limited to reinvesting the proceeds from these bond calls as well as from cash inflows at current, lower interest rates, which tended to reduce the Fund's income and cause dividend distributions to decline, as shown in the dividend distributions table.

The significant amount of new issuance during the Fund's fiscal year provided us with ample opportunity to keep the portfolio fully invested, improve the portfolio's structure or execute tax losses. The mixture of our value-oriented philosophy of investing primarily for income, a large supply of municipal bonds, and a steep yield curve favored the use of longer-term bonds. Consequently, we sought to remain fully invested in bonds that ranged from 15 to 30 years in maturity with good call features. We intend to maintain our conservative, buy-and-hold



10 |  Annual Report

DIVIDEND DISTRIBUTIONS*
6/1/03-5/31/04

--------------------------------------------------------------------------------
                                                DIVIDEND PER SHARE
--------------------------------------------------------------------------------
   MONTH                       CLASS A      CLASS B      CLASS C   ADVISOR CLASS
--------------------------------------------------------------------------------
   June                       4.62 cents   4.10 cents   4.07 cents   4.71 cents
--------------------------------------------------------------------------------
   July                       4.62 cents   4.10 cents   4.07 cents   4.70 cents
--------------------------------------------------------------------------------
   August                     4.62 cents   4.06 cents   4.06 cents   4.71 cents
--------------------------------------------------------------------------------
   September                  4.62 cents   4.06 cents   4.06 cents   4.71 cents
--------------------------------------------------------------------------------
   October                    4.62 cents   4.06 cents   4.06 cents   4.70 cents
--------------------------------------------------------------------------------
   November                   4.62 cents   4.06 cents   4.06 cents   4.72 cents
--------------------------------------------------------------------------------
   December                   4.50 cents   3.95 cents   3.94 cents   4.58 cents
--------------------------------------------------------------------------------
   January                    4.50 cents   3.95 cents   3.94 cents   4.59 cents
--------------------------------------------------------------------------------
   February                   4.50 cents   3.95 cents   3.94 cents   4.59 cents
--------------------------------------------------------------------------------
   March                      4.50 cents   3.94 cents   3.97 cents   4.61 cents
--------------------------------------------------------------------------------
   April                      4.50 cents   3.94 cents   3.97 cents   4.59 cents
--------------------------------------------------------------------------------
   May                        4.50 cents   3.94 cents   3.97 cents   4.59 cents
--------------------------------------------------------------------------------
   TOTAL                     54.72 CENTS  48.11 CENTS  48.11 CENTS  55.80 CENTS
--------------------------------------------------------------------------------
*All Fund distributions will vary depending upon current market conditions, and past distributions are not indicative of future trends.




investment strategy as we attempt to provide shareholders with high, current, tax-free income.

Thank you for your participation in Franklin New York Tax-Free Income Fund. We look forward to serving your future investment needs.

THIS DISCUSSION REFLECTS OUR ANALYSIS, OPINIONS AND PORTFOLIO HOLDINGS AS OF MAY 31, 2004, THE END OF THE REPORTING PERIOD. THE WAY WE IMPLEMENT OUR MAIN INVESTMENT STRATEGIES AND THE RESULTING PORTFOLIO HOLDINGS MAY CHANGE DEPENDING ON FACTORS SUCH AS MARKET AND ECONOMIC CONDITIONS. THESE OPINIONS MAY NOT BE RELIED UPON AS INVESTMENT ADVICE OR AN OFFER FOR A PARTICULAR SECURITY. THE INFORMATION IS NOT A COMPLETE ANALYSIS OF EVERY ASPECT OF ANY MARKET, STATE, INDUSTRY, SECURITY OR THE FUND. STATEMENTS OF FACT ARE FROM SOURCES CONSIDERED RELIABLE, BUT THE ADVISOR MAKES NO REPRESENTATION OR WARRANTY AS TO THEIR COMPLETENESS OR ACCURACY. ALTHOUGH HISTORICAL PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS, THESE INSIGHTS MAY HELP YOU UNDERSTAND OUR INVESTMENT MANAGEMENT PHILOSOPHY.

                                                              Annual Report | 11

Performance Summary as of 5/31/04

Your dividend income will vary depending on dividends or interest paid by securities in the Fund's portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities. The performance table and graphs do not reflect any taxes due on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects the Fund's dividend income, capital gain distributions, if any, and any unrealized gains or losses.


PRICE AND DISTRIBUTION INFORMATION
--------------------------------------------------------------------------------------------------
  CLASS A                                               CHANGE           5/31/04          5/31/03
--------------------------------------------------------------------------------------------------
  Net Asset Value (NAV)                                 -$0.58            $11.64           $12.22
--------------------------------------------------------------------------------------------------
  DISTRIBUTIONS (6/1/03-5/31/04)
--------------------------------------------------------------------------------------------------
  Dividend Income                       $0.5472
--------------------------------------------------------------------------------------------------
  CLASS B                                               CHANGE           5/31/04          5/31/03
--------------------------------------------------------------------------------------------------
  Net Asset Value (NAV)                                 -$0.59            $11.61           $12.20
--------------------------------------------------------------------------------------------------
  DISTRIBUTIONS (6/1/03-5/31/04)
--------------------------------------------------------------------------------------------------
  Dividend Income                       $0.4811
--------------------------------------------------------------------------------------------------
  CLASS C                                               CHANGE           5/31/04          5/31/03
--------------------------------------------------------------------------------------------------
  Net Asset Value (NAV)                                 -$0.59            $11.63           $12.22
--------------------------------------------------------------------------------------------------
  DISTRIBUTIONS (6/1/03-5/31/04)
--------------------------------------------------------------------------------------------------
  Dividend Income                       $0.4811
--------------------------------------------------------------------------------------------------
  ADVISOR CLASS                                         CHANGE           5/31/04          5/31/03
--------------------------------------------------------------------------------------------------
  Net Asset Value (NAV)                                 -$0.59            $11.64           $12.23
--------------------------------------------------------------------------------------------------
  DISTRIBUTIONS (6/1/03-5/31/04)
--------------------------------------------------------------------------------------------------
  Dividend Income                       $0.5580
--------------------------------------------------------------------------------------------------




12 |  Past performance does not guarantee future results.  |  Annual Report

PERFORMANCE

CLASS A: 4.25% MAXIMUM INITIAL SALES CHARGE; CLASS B: CONTINGENT DEFERRED SALES CHARGE (CDSC) DECLINING FROM 4% TO 1% OVER SIX YEARS, AND ELIMINATED THEREAFTER; CLASS C: 1% CDSC IN FIRST YEAR ONLY. CUMULATIVE TOTAL RETURN EXCLUDES SALES CHARGES. AVERAGE ANNUAL TOTAL RETURNS INCLUDE MAXIMUM SALES CHARGES.

--------------------------------------------------------------------------------------------------
  CLASS A                                               1-YEAR            5-YEAR          10-YEAR
--------------------------------------------------------------------------------------------------
  Cumulative Total Return 1                             -0.27%           +26.95%          +75.33%
--------------------------------------------------------------------------------------------------
  Average Annual Total Return 2                         -4.49%            +3.98%           +5.32%
--------------------------------------------------------------------------------------------------
  Avg. Ann. Total Return (6/30/04) 3                    -3.97%            +4.29%           +5.36%
--------------------------------------------------------------------------------------------------
     Distribution Rate 4                      4.44%
--------------------------------------------------------------------------------------------------
     Taxable Equivalent Distribution Rate 5   7.78%
--------------------------------------------------------------------------------------------------
     30-Day Standardized Yield 6              3.49%
--------------------------------------------------------------------------------------------------
     Taxable Equivalent Yield 5               6.11%
--------------------------------------------------------------------------------------------------
  CLASS B                                               1-YEAR            5-YEAR INCEPTION (1/1/99)
--------------------------------------------------------------------------------------------------
  Cumulative Total Return 1                             -0.91%           +23.40%          +24.16%
--------------------------------------------------------------------------------------------------
  Average Annual Total Return 2                         -4.72%            +3.96%           +3.93%
--------------------------------------------------------------------------------------------------
  Avg. Ann. Total Return (6/30/04) 3                    -4.08%            +4.29%           +3.92%
--------------------------------------------------------------------------------------------------
     Distribution Rate 4                      4.07%
--------------------------------------------------------------------------------------------------
     Taxable Equivalent Distribution Rate 5   7.13%
--------------------------------------------------------------------------------------------------
     30-Day Standardized Yield 6              3.10%
--------------------------------------------------------------------------------------------------
     Taxable Equivalent Yield 5               5.43%
--------------------------------------------------------------------------------------------------
  CLASS C                                               1-YEAR            5-YEAR INCEPTION (5/1/95)
--------------------------------------------------------------------------------------------------
  Cumulative Total Return 1                             -0.91%           +23.34%          +59.63%
--------------------------------------------------------------------------------------------------
  Average Annual Total Return 2                         -1.86%            +4.29%           +5.28%
--------------------------------------------------------------------------------------------------
  Avg. Ann. Total Return (6/30/04) 3                    -1.21%            +4.59%           +5.25%
--------------------------------------------------------------------------------------------------
     Distribution Rate 4                      4.10%
--------------------------------------------------------------------------------------------------
     Taxable Equivalent Distribution Rate 5   7.18%
--------------------------------------------------------------------------------------------------
     30-Day Standardized Yield 6              3.09%
--------------------------------------------------------------------------------------------------
     Taxable Equivalent Yield 5               5.41%
--------------------------------------------------------------------------------------------------
  ADVISOR CLASS 7                                       1-YEAR            5-YEAR          10-YEAR
--------------------------------------------------------------------------------------------------
  Cumulative Total Return 1                             -0.26%           +27.23%          +75.71%
--------------------------------------------------------------------------------------------------
  Average Annual Total Return 2                         -0.26%            +4.93%           +5.80%
--------------------------------------------------------------------------------------------------
  Avg. Ann. Total Return (6/30/04) 3                    +0.48%            +5.26%           +5.86%
--------------------------------------------------------------------------------------------------
     Distribution Rate 4                      4.73%
--------------------------------------------------------------------------------------------------
     Taxable Equivalent Distribution Rate 5   8.28%
--------------------------------------------------------------------------------------------------
     30-Day Standardized Yield 6              3.72%
--------------------------------------------------------------------------------------------------
     Taxable Equivalent Yield 5               6.51%
--------------------------------------------------------------------------------------------------


PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE, WHICH DOES NOT GUARANTEE FUTURE RESULTS. ONGOING MARKET VOLATILITY CAN SIGNIFICANTLY AFFECT SHORT-TERM PERFORMANCE; MORE RECENT RETURNS MAY DIFFER FROM THOSE SHOWN. SINCE MARKETS CAN GO DOWN AS WELL AS UP, INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE WITH MARKET CONDITIONS, AND YOU MAY HAVE A GAIN OR LOSS WHEN YOU SELL YOUR SHARES.

FOR MOST RECENT MONTH-END PERFORMANCE, SEE "FUNDS AND PERFORMANCE" AT FRANKLINTEMPLETON.COM OR CALL 1-800/342-5236.

        Annual Report | Past performance does not guarantee future results. | 13

TOTAL RETURN INDEX COMPARISON FOR HYPOTHETICAL $10,000 INVESTMENT

Total return represents the change in value of an investment over the periods shown. It includes any current, applicable, maximum sales charge, Fund expenses, account fees and reinvested distributions. The unmanaged index includes reinvested interest. It differs from the Fund in composition and does not pay management fees or expenses. One cannot invest directly in an index. The Consumer Price Index (CPI), calculated by the U.S. Bureau of Labor Statistics, is a commonly used measure of the inflation rate.

AVERAGE ANNUAL TOTAL RETURN
-------------------------------------
  CLASS A                     5/31/04
-------------------------------------
  1-Year                       -4.49%
-------------------------------------
  5-Year                       +3.98%
-------------------------------------
  10-Year                      +5.32%
-------------------------------------


[LINE CHART OMITTED]
EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC AS FOLLOWS:

CLASS A (6/1/94-5/31/04)

Date         Franklin New York Tax-Free Income Fund      Lehman Brothers Municipal Bond Index 8   CPI 8
6/1/94       $9,575                                      $10,000                                  $10,000
6/30/94      $9,553                                      $9,939                                   $10,034
7/31/94      $9,679                                      $10,121                                  $10,061
8/31/94      $9,731                                      $10,156                                  $10,102
9/30/94      $9,617                                      $10,007                                  $10,129
10/31/94     $9,477                                      $9,830                                   $10,136
11/30/94     $9,260                                      $9,652                                   $10,149
12/31/94     $9,483                                      $9,864                                   $10,149
1/31/95      $9,682                                      $10,146                                  $10,190
2/28/95      $9,891                                      $10,441                                  $10,231
3/31/95      $9,962                                      $10,561                                  $10,264
4/30/95      $9,982                                      $10,574                                  $10,298
5/31/95      $10,255                                     $10,911                                  $10,319
6/30/95      $10,170                                     $10,816                                  $10,339
7/31/95      $10,226                                     $10,918                                  $10,339
8/31/95      $10,335                                     $11,057                                  $10,366
9/30/95      $10,386                                     $11,126                                  $10,386
10/31/95     $10,537                                     $11,288                                  $10,420
11/30/95     $10,688                                     $11,476                                  $10,414
12/31/95     $10,777                                     $11,586                                  $10,407
1/31/96      $10,820                                     $11,673                                  $10,468
2/29/96      $10,727                                     $11,595                                  $10,502
3/31/96      $10,642                                     $11,446                                  $10,556
4/30/96      $10,622                                     $11,414                                  $10,597
5/31/96      $10,629                                     $11,410                                  $10,617
6/30/96      $10,739                                     $11,534                                  $10,624
7/31/96      $10,831                                     $11,638                                  $10,644
8/31/96      $10,829                                     $11,636                                  $10,664
9/30/96      $10,987                                     $11,798                                  $10,698
10/31/96     $11,089                                     $11,932                                  $10,732
11/30/96     $11,248                                     $12,150                                  $10,753
12/31/96     $11,222                                     $12,099                                  $10,753
1/31/97      $11,249                                     $12,122                                  $10,786
2/28/97      $11,343                                     $12,233                                  $10,820
3/31/97      $11,240                                     $12,070                                  $10,847
4/30/97      $11,324                                     $12,171                                  $10,861
5/31/97      $11,496                                     $12,354                                  $10,854
6/30/97      $11,590                                     $12,486                                  $10,868
7/31/97      $11,894                                     $12,832                                  $10,881
8/31/97      $11,829                                     $12,711                                  $10,902
9/30/97      $11,965                                     $12,862                                  $10,929
10/31/97     $12,050                                     $12,945                                  $10,956
11/30/97     $12,126                                     $13,021                                  $10,949
12/31/97     $12,290                                     $13,211                                  $10,936
1/31/98      $12,418                                     $13,347                                  $10,956
2/28/98      $12,434                                     $13,351                                  $10,976
3/31/98      $12,480                                     $13,363                                  $10,997
4/30/98      $12,444                                     $13,303                                  $11,017
5/31/98      $12,627                                     $13,513                                  $11,037
6/30/98      $12,695                                     $13,567                                  $11,051
7/31/98      $12,721                                     $13,601                                  $11,064
8/31/98      $12,886                                     $13,811                                  $11,078
9/30/98      $13,028                                     $13,983                                  $11,092
10/31/98     $13,043                                     $13,983                                  $11,119
11/30/98     $13,080                                     $14,032                                  $11,119
12/31/98     $13,100                                     $14,067                                  $11,112
1/31/99      $13,223                                     $14,234                                  $11,139
2/28/99      $13,205                                     $14,172                                  $11,153
3/31/99      $13,241                                     $14,192                                  $11,186
4/30/99      $13,277                                     $14,227                                  $11,268
5/31/99      $13,224                                     $14,145                                  $11,268
6/30/99      $13,059                                     $13,941                                  $11,268
7/31/99      $13,096                                     $13,992                                  $11,302
8/31/99      $12,952                                     $13,880                                  $11,329
9/30/99      $12,944                                     $13,886                                  $11,383
10/31/99     $12,777                                     $13,735                                  $11,403
11/30/99     $12,905                                     $13,881                                  $11,410
12/31/99     $12,800                                     $13,778                                  $11,410
1/31/00      $12,745                                     $13,718                                  $11,444
2/29/00      $12,899                                     $13,877                                  $11,512
3/31/00      $13,183                                     $14,180                                  $11,607
4/30/00      $13,104                                     $14,097                                  $11,614
5/31/00      $13,059                                     $14,023                                  $11,627
6/30/00      $13,359                                     $14,395                                  $11,688
7/31/00      $13,505                                     $14,595                                  $11,715
8/31/00      $13,687                                     $14,820                                  $11,715
9/30/00      $13,642                                     $14,743                                  $11,776
10/31/00     $13,754                                     $14,904                                  $11,797
11/30/00     $13,866                                     $15,017                                  $11,803
12/31/00     $14,174                                     $15,388                                  $11,797
1/31/01      $14,262                                     $15,540                                  $11,871
2/28/01      $14,338                                     $15,589                                  $11,919
3/31/01      $14,463                                     $15,729                                  $11,946
4/30/01      $14,378                                     $15,559                                  $11,993
5/31/01      $14,492                                     $15,726                                  $12,047
6/30/01      $14,593                                     $15,831                                  $12,068
7/31/01      $14,782                                     $16,066                                  $12,034
8/31/01      $14,973                                     $16,331                                  $12,034
9/30/01      $14,885                                     $16,276                                  $12,088
10/31/01     $15,026                                     $16,470                                  $12,047
11/30/01     $14,950                                     $16,331                                  $12,027
12/31/01     $14,833                                     $16,176                                  $11,980
1/31/02      $15,051                                     $16,457                                  $12,007
2/28/02      $15,206                                     $16,655                                  $12,054
3/31/02      $14,983                                     $16,329                                  $12,122
4/30/02      $15,178                                     $16,648                                  $12,190
5/31/02      $15,296                                     $16,749                                  $12,190
6/30/02      $15,425                                     $16,926                                  $12,197
7/31/02      $15,609                                     $17,144                                  $12,210
8/31/02      $15,793                                     $17,350                                  $12,251
9/30/02      $16,138                                     $17,730                                  $12,271
10/31/02     $15,908                                     $17,436                                  $12,292
11/30/02     $15,850                                     $17,364                                  $12,292
12/31/02     $16,184                                     $17,730                                  $12,264
1/31/03      $16,139                                     $17,685                                  $12,319
2/28/03      $16,325                                     $17,932                                  $12,414
3/31/03      $16,348                                     $17,943                                  $12,488
4/30/03      $16,481                                     $18,062                                  $12,461
5/31/03      $16,834                                     $18,485                                  $12,441
6/30/03      $16,773                                     $18,406                                  $12,454
7/31/03      $16,199                                     $17,762                                  $12,468
8/31/03      $16,319                                     $17,894                                  $12,515
9/30/03      $16,720                                     $18,421                                  $12,556
10/31/03     $16,686                                     $18,328                                  $12,542
11/30/03     $16,850                                     $18,519                                  $12,508
12/31/03     $16,971                                     $18,672                                  $12,495
1/31/04      $17,077                                     $18,779                                  $12,556
2/29/04      $17,313                                     $19,062                                  $12,624
3/31/04      $17,262                                     $18,995                                  $12,705
4/30/04      $16,867                                     $18,545                                  $12,746
5/31/04      $16,788                                     $18,478                                  $12,820

AVERAGE ANNUAL TOTAL RETURN
-------------------------------------
  CLASS B                     5/31/04
-------------------------------------
  1-Year                       -4.72%
-------------------------------------
  5-Year                       +3.96%
-------------------------------------
  Since Inception (1/1/99)     +3.93%
-------------------------------------


[LINE CHART OMITTED]
EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC AS FOLLOWS:

CLASS B (1/1/99-5/31/04)

Date      Franklin New York Tax-Free Income Fund       Lehman Brothers Municipal Bond Index 8      CPI 8
1/1/99    $10,000                                      $10,000                                     $10,000
1/31/99   $10,086                                      $10,119                                     $10,024
2/28/99   $10,067                                      $10,075                                     $10,037
3/31/99   $10,090                                      $10,089                                     $10,067
4/30/99   $10,106                                      $10,114                                     $10,140
5/31/99   $10,062                                      $10,055                                     $10,140
6/30/99   $9,932                                       $9,911                                      $10,140
7/31/99   $9,955                                       $9,947                                      $10,171
8/31/99   $9,841                                       $9,867                                      $10,195
9/30/99   $9,830                                       $9,871                                      $10,244
10/31/99  $9,698                                       $9,764                                      $10,262
11/30/99  $9,790                                       $9,868                                      $10,268
12/31/99  $9,706                                       $9,794                                      $10,268
1/31/00   $9,669                                       $9,752                                      $10,299
2/29/00   $9,781                                       $9,865                                      $10,360
3/31/00   $9,983                                       $10,081                                     $10,445
4/30/00   $9,927                                       $10,021                                     $10,451
5/31/00   $9,880                                       $9,969                                      $10,464
6/30/00   $10,102                                      $10,233                                     $10,519
7/31/00   $10,217                                      $10,375                                     $10,543
8/31/00   $10,350                                      $10,535                                     $10,543
9/30/00   $10,302                                      $10,481                                     $10,598
10/31/00  $10,391                                      $10,595                                     $10,616
11/30/00  $10,462                                      $10,675                                     $10,622
12/31/00  $10,690                                      $10,939                                     $10,616
1/31/01   $10,751                                      $11,047                                     $10,683
2/28/01   $10,804                                      $11,082                                     $10,726
3/31/01   $10,893                                      $11,182                                     $10,750
4/30/01   $10,824                                      $11,060                                     $10,793
5/31/01   $10,914                                      $11,179                                     $10,842
6/30/01   $10,976                                      $11,254                                     $10,860
7/31/01   $11,114                                      $11,421                                     $10,830
8/31/01   $11,252                                      $11,609                                     $10,830
9/30/01   $11,181                                      $11,570                                     $10,879
10/31/01  $11,282                                      $11,708                                     $10,842
11/30/01  $11,219                                      $11,609                                     $10,824
12/31/01  $11,126                                      $11,499                                     $10,781
1/31/02   $11,285                                      $11,699                                     $10,805
2/28/02   $11,396                                      $11,840                                     $10,848
3/31/02   $11,224                                      $11,608                                     $10,909
4/30/02   $11,365                                      $11,835                                     $10,970
5/31/02   $11,447                                      $11,907                                     $10,970
6/30/02   $11,539                                      $12,033                                     $10,976
7/31/02   $11,671                                      $12,187                                     $10,988
8/31/02   $11,803                                      $12,334                                     $11,025
9/30/02   $12,056                                      $12,604                                     $11,043
10/31/02  $11,878                                      $12,395                                     $11,062
11/30/02  $11,829                                      $12,343                                     $11,062
12/31/02  $12,073                                      $12,604                                     $11,037
1/31/03   $12,034                                      $12,572                                     $11,086
2/28/03   $12,168                                      $12,748                                     $11,171
3/31/03   $12,179                                      $12,755                                     $11,239
4/30/03   $12,272                                      $12,840                                     $11,214
5/31/03   $12,530                                      $13,140                                     $11,196
6/30/03   $12,480                                      $13,084                                     $11,208
7/31/03   $12,046                                      $12,627                                     $11,220
8/31/03   $12,130                                      $12,721                                     $11,263
9/30/03   $12,422                                      $13,095                                     $11,300
10/31/03  $12,392                                      $13,029                                     $11,287
11/30/03  $12,508                                      $13,165                                     $11,257
12/31/03  $12,591                                      $13,274                                     $11,245
1/31/04   $12,665                                      $13,350                                     $11,300
2/29/04   $12,823                                      $13,551                                     $11,361
3/31/04   $12,780                                      $13,503                                     $11,434
4/30/04   $12,491                                      $13,184                                     $11,470
5/31/04   $12,320                                      $13,136                                     $11,538


14 |  Past performance does not guarantee future results.  |  Annual Report

AVERAGE ANNUAL TOTAL RETURN
-------------------------------------
  CLASS C                     5/31/04
-------------------------------------
  1-Year                       -1.86%
-------------------------------------
  5-Year                       +4.29%
-------------------------------------
  Since Inception (5/1/95)     +5.28%
-------------------------------------



[LINE CHART OMITTED]
EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC AS FOLLOWS:

CLASS C (5/1/95-5/31/04)

Date     Franklin New York Tax-Free Income Fund      Lehman Brothers Municipal Bond Index 8          CPI 8
5/1/95   $10,000                                     $10,000                                         $10,000
5/31/95  $10,253                                     $10,319                                         $10,020
6/30/95  $10,172                                     $10,229                                         $10,039
7/31/95  $10,231                                     $10,326                                         $10,039
8/31/95  $10,326                                     $10,457                                         $10,066
9/30/95  $10,381                                     $10,523                                         $10,086
10/31/95 $10,517                                     $10,676                                         $10,118
11/30/95 $10,671                                     $10,853                                         $10,112
12/31/95 $10,745                                     $10,957                                         $10,105
1/31/96  $10,783                                     $11,040                                         $10,165
2/29/96  $10,694                                     $10,966                                         $10,197
3/31/96  $10,595                                     $10,825                                         $10,250
4/30/96  $10,570                                     $10,795                                         $10,290
5/31/96  $10,576                                     $10,791                                         $10,309
6/30/96  $10,689                                     $10,908                                         $10,316
7/31/96  $10,766                                     $11,007                                         $10,336
8/31/96  $10,759                                     $11,004                                         $10,355
9/30/96  $10,910                                     $11,158                                         $10,388
10/31/96 $11,006                                     $11,285                                         $10,421
11/30/96 $11,159                                     $11,491                                         $10,441
12/31/96 $11,128                                     $11,443                                         $10,441
1/31/97  $11,148                                     $11,464                                         $10,474
2/28/97  $11,236                                     $11,569                                         $10,507
3/31/97  $11,129                                     $11,415                                         $10,533
4/30/97  $11,216                                     $11,511                                         $10,546
5/31/97  $11,371                                     $11,684                                         $10,540
6/30/97  $11,468                                     $11,808                                         $10,553
7/31/97  $11,763                                     $12,136                                         $10,566
8/31/97  $11,684                                     $12,022                                         $10,586
9/30/97  $11,822                                     $12,164                                         $10,612
10/31/97 $11,891                                     $12,243                                         $10,639
11/30/97 $11,960                                     $12,315                                         $10,632
12/31/97 $12,126                                     $12,494                                         $10,619
1/31/98  $12,236                                     $12,623                                         $10,639
2/28/98  $12,256                                     $12,627                                         $10,658
3/31/98  $12,296                                     $12,638                                         $10,678
4/30/98  $12,254                                     $12,581                                         $10,698
5/31/98  $12,417                                     $12,780                                         $10,718
6/30/98  $12,478                                     $12,831                                         $10,731
7/31/98  $12,509                                     $12,863                                         $10,744
8/31/98  $12,664                                     $13,062                                         $10,757
9/30/98  $12,788                                     $13,224                                         $10,770
10/31/98 $12,806                                     $13,224                                         $10,797
11/30/98 $12,825                                     $13,270                                         $10,797
12/31/98 $12,849                                     $13,304                                         $10,790
1/31/99  $12,964                                     $13,462                                         $10,816
2/28/99  $12,939                                     $13,403                                         $10,829
3/31/99  $12,957                                     $13,422                                         $10,862
4/30/99  $12,997                                     $13,455                                         $10,941
5/31/99  $12,939                                     $13,377                                         $10,941
6/30/99  $12,772                                     $13,185                                         $10,941
7/31/99  $12,802                                     $13,233                                         $10,974
8/31/99  $12,655                                     $13,127                                         $11,001
9/30/99  $12,641                                     $13,132                                         $11,053
10/31/99 $12,472                                     $12,990                                         $11,073
11/30/99 $12,591                                     $13,128                                         $11,080
12/31/99 $12,483                                     $13,030                                         $11,080
1/31/00  $12,423                                     $12,974                                         $11,113
2/29/00  $12,567                                     $13,124                                         $11,178
3/31/00  $12,838                                     $13,411                                         $11,271
4/30/00  $12,754                                     $13,332                                         $11,277
5/31/00  $12,705                                     $13,263                                         $11,290
6/30/00  $12,990                                     $13,614                                         $11,350
7/31/00  $13,126                                     $13,803                                         $11,376
8/31/00  $13,297                                     $14,016                                         $11,376
9/30/00  $13,236                                     $13,943                                         $11,435
10/31/00 $13,350                                     $14,095                                         $11,455
11/30/00 $13,441                                     $14,202                                         $11,461
12/31/00 $13,732                                     $14,553                                         $11,455
1/31/01  $13,823                                     $14,697                                         $11,527
2/28/01  $13,879                                     $14,744                                         $11,573
3/31/01  $13,993                                     $14,876                                         $11,600
4/30/01  $13,916                                     $14,715                                         $11,646
5/31/01  $14,020                                     $14,873                                         $11,698
6/30/01  $14,099                                     $14,973                                         $11,718
7/31/01  $14,276                                     $15,194                                         $11,685
8/31/01  $14,466                                     $15,445                                         $11,685
9/30/01  $14,362                                     $15,393                                         $11,738
10/31/01 $14,503                                     $15,576                                         $11,698
11/30/01 $14,423                                     $15,445                                         $11,679
12/31/01 $14,303                                     $15,299                                         $11,633
1/31/02  $14,507                                     $15,564                                         $11,659
2/28/02  $14,636                                     $15,752                                         $11,705
3/31/02  $14,428                                     $15,443                                         $11,771
4/30/02  $14,609                                     $15,745                                         $11,837
5/31/02  $14,702                                     $15,841                                         $11,837
6/30/02  $14,833                                     $16,008                                         $11,843
7/31/02  $14,989                                     $16,214                                         $11,856
8/31/02  $15,172                                     $16,409                                         $11,896
9/30/02  $15,497                                     $16,768                                         $11,916
10/31/02 $15,269                                     $16,490                                         $11,935
11/30/02 $15,206                                     $16,422                                         $11,935
12/31/02 $15,506                                     $16,768                                         $11,909
1/31/03  $15,470                                     $16,726                                         $11,962
2/28/03  $15,628                                     $16,960                                         $12,054
3/31/03  $15,655                                     $16,970                                         $12,126
4/30/03  $15,775                                     $17,082                                         $12,100
5/31/03  $16,105                                     $17,482                                         $12,080
6/30/03  $16,027                                     $17,407                                         $12,093
7/31/03  $15,484                                     $16,798                                         $12,107
8/31/03  $15,591                                     $16,924                                         $12,153
9/30/03  $15,953                                     $17,421                                         $12,192
10/31/03 $15,927                                     $17,333                                         $12,179
11/30/03 $16,062                                     $17,514                                         $12,146
12/31/03 $16,183                                     $17,659                                         $12,133
1/31/04  $16,277                                     $17,760                                         $12,192
2/29/04  $16,480                                     $18,028                                         $12,258
3/31/04  $16,425                                     $17,965                                         $12,337
4/30/04  $16,056                                     $17,539                                         $12,377
5/31/04  $15,963                                     $17,476                                         $12,449


AVERAGE ANNUAL TOTAL RETURN
-------------------------------------
  ADVISOR CLASS 7             5/31/04
-------------------------------------
  1-Year                       -0.26%
-------------------------------------
  5-Year                       +4.93%
-------------------------------------
  10-Year                      +5.80%
-------------------------------------


[LINE CHART OMITTED]
EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC AS FOLLOWS:

ADVISOR CLASS (6/1/94-5/31/04)7

Date     Franklin New York Tax-Free Income Fund      Lehman Brothers Municipal Bond Index 8        CPI 8
6/1/94   $10,000.00                                  $10,000.00                                    $10,000.00
6/30/94  $9,976.00                                   $9,939.13                                     $10,033.90
7/31/94  $10,108.00                                  $10,121.16                                    $10,061.02
8/31/94  $10,163.00                                  $10,156.24                                    $10,101.69
9/30/94  $10,043.00                                  $10,007.25                                    $10,128.81
10/31/94 $9,897.00                                   $9,829.56                                     $10,135.59
11/30/94 $9,671.00                                   $9,651.87                                     $10,149.15
12/31/94 $9,904.00                                   $9,864.05                                     $10,149.15
1/31/95  $10,112.00                                  $10,146.09                                    $10,189.83
2/28/95  $10,329.00                                  $10,441.17                                    $10,230.51
3/31/95  $10,404.00                                  $10,561.18                                    $10,264.41
4/30/95  $10,425.00                                  $10,573.64                                    $10,298.31
5/31/95  $10,710.00                                  $10,911.04                                    $10,318.64
6/30/95  $10,621.00                                  $10,815.68                                    $10,338.98
7/31/95  $10,679.00                                  $10,918.00                                    $10,338.98
8/31/95  $10,793.00                                  $11,056.55                                    $10,366.10
9/30/95  $10,847.00                                  $11,126.41                                    $10,386.44
10/31/95 $11,004.00                                  $11,288.15                                    $10,420.34
11/30/95 $11,162.00                                  $11,475.70                                    $10,413.56
12/31/95 $11,255.00                                  $11,585.84                                    $10,406.78
1/31/96  $11,300.00                                  $11,673.38                                    $10,467.80
2/29/96  $11,203.00                                  $11,594.54                                    $10,501.69
3/31/96  $11,114.00                                  $11,446.42                                    $10,555.93
4/30/96  $11,093.00                                  $11,413.95                                    $10,596.61
5/31/96  $11,101.00                                  $11,409.61                                    $10,616.95
6/30/96  $11,216.00                                  $11,533.96                                    $10,623.73
7/31/96  $11,312.00                                  $11,638.31                                    $10,644.07
8/31/96  $11,310.00                                  $11,635.70                                    $10,664.41
9/30/96  $11,475.00                                  $11,798.31                                    $10,698.31
10/31/96 $11,581.00                                  $11,931.94                                    $10,732.20
11/30/96 $11,747.00                                  $12,150.21                                    $10,752.54
12/31/96 $11,720.00                                  $12,098.90                                    $10,752.54
1/31/97  $11,746.96                                  $12,121.80                                    $10,786.44
2/28/97  $11,844.95                                  $12,233.11                                    $10,820.34
3/31/97  $11,737.96                                  $12,069.92                                    $10,847.46
4/30/97  $11,824.95                                  $12,171.08                                    $10,861.02
5/31/97  $12,004.93                                  $12,354.27                                    $10,854.24
6/30/97  $12,103.92                                  $12,485.87                                    $10,867.80
7/31/97  $12,419.90                                  $12,831.68                                    $10,881.36
8/31/97  $12,352.90                                  $12,711.38                                    $10,901.70
9/30/97  $12,493.89                                  $12,862.11                                    $10,928.81
10/31/97 $12,583.88                                  $12,945.01                                    $10,955.93
11/30/97 $12,662.87                                  $13,021.25                                    $10,949.15
12/31/97 $12,833.86                                  $13,211.11                                    $10,935.59
1/31/98  $12,967.85                                  $13,347.34                                    $10,955.93
2/28/98  $12,983.85                                  $13,351.40                                    $10,976.27
3/31/98  $13,032.84                                  $13,363.29                                    $10,996.61
4/30/98  $12,994.85                                  $13,302.99                                    $11,016.95
5/31/98  $13,185.83                                  $13,513.44                                    $11,037.29
6/30/98  $13,256.82                                  $13,566.77                                    $11,050.85
7/31/98  $13,284.82                                  $13,600.68                                    $11,064.41
8/31/98  $13,455.80                                  $13,810.84                                    $11,077.97
9/30/98  $13,604.79                                  $13,983.01                                    $11,091.53
10/31/98 $13,620.79                                  $13,982.73                                    $11,118.64
11/30/98 $13,658.79                                  $14,031.71                                    $11,118.64
12/31/98 $13,679.78                                  $14,067.07                                    $11,111.86
1/31/99  $13,808.77                                  $14,234.33                                    $11,138.98
2/28/99  $13,789.77                                  $14,172.30                                    $11,152.54
3/31/99  $13,826.77                                  $14,191.72                                    $11,186.44
4/30/99  $13,864.77                                  $14,227.08                                    $11,267.80
5/31/99  $13,808.77                                  $14,144.76                                    $11,267.80
6/30/99  $13,637.79                                  $13,941.27                                    $11,267.80
7/31/99  $13,675.78                                  $13,992.00                                    $11,301.70
8/31/99  $13,525.80                                  $13,879.82                                    $11,328.81
9/30/99  $13,516.80                                  $13,885.62                                    $11,383.05
10/31/99 $13,341.81                                  $13,735.18                                    $11,403.39
11/30/99 $13,476.80                                  $13,881.27                                    $11,410.17
12/31/99 $13,366.81                                  $13,777.79                                    $11,410.17
1/31/00  $13,308.82                                  $13,717.79                                    $11,444.07
2/29/00  $13,470.80                                  $13,877.21                                    $11,511.86
3/31/00  $13,766.78                                  $14,180.41                                    $11,606.78
4/30/00  $13,683.78                                  $14,096.64                                    $11,613.56
5/31/00  $13,637.79                                  $14,023.31                                    $11,627.12
6/30/00  $13,949.76                                  $14,394.91                                    $11,688.14
7/31/00  $14,102.75                                  $14,595.21                                    $11,715.25
8/31/00  $14,292.73                                  $14,820.14                                    $11,715.25
9/30/00  $14,245.73                                  $14,743.04                                    $11,776.27
10/31/00 $14,362.72                                  $14,903.91                                    $11,796.61
11/30/00 $14,479.71                                  $15,016.67                                    $11,803.39
12/31/00 $14,801.68                                  $15,387.69                                    $11,796.61
1/31/01  $14,893.68                                  $15,540.16                                    $11,871.19
2/28/01  $14,972.67                                  $15,589.44                                    $11,918.64
3/31/01  $15,103.66                                  $15,729.15                                    $11,945.76
4/30/01  $15,014.67                                  $15,558.71                                    $11,993.22
5/31/01  $15,133.66                                  $15,726.25                                    $12,047.46
6/30/01  $15,238.65                                  $15,831.47                                    $12,067.80
7/31/01  $15,436.63                                  $16,065.97                                    $12,033.90
8/31/01  $15,635.61                                  $16,330.62                                    $12,033.90
9/30/01  $15,543.62                                  $16,275.83                                    $12,088.14
10/31/01 $15,704.60                                  $16,469.75                                    $12,047.46
11/30/01 $15,625.61                                  $16,330.91                                    $12,027.12
12/31/01 $15,504.62                                  $16,176.41                                    $11,979.66
1/31/02  $15,733.60                                  $16,457.00                                    $12,006.78
2/28/02  $15,882.59                                  $16,655.27                                    $12,054.24
3/31/02  $15,665.61                                  $16,328.88                                    $12,122.03
4/30/02  $15,870.59                                  $16,648.02                                    $12,189.83
5/31/02  $15,979.58                                  $16,749.18                                    $12,189.83
6/30/02  $16,116.57                                  $16,926.29                                    $12,196.61
7/31/02  $16,309.55                                  $17,143.98                                    $12,210.17
8/31/02  $16,503.53                                  $17,350.07                                    $12,250.85
9/30/02  $16,864.50                                  $17,730.08                                    $12,271.19
10/31/02 $16,639.52                                  $17,436.16                                    $12,291.53
11/30/02 $16,580.53                                  $17,363.69                                    $12,291.53
12/31/02 $16,916.50                                  $17,730.08                                    $12,264.41
1/31/03  $16,884.50                                  $17,685.15                                    $12,318.64
2/28/03  $17,067.48                                  $17,932.41                                    $12,413.56
3/31/03  $17,106.48                                  $17,943.13                                    $12,488.14
4/30/03  $17,245.47                                  $18,061.68                                    $12,461.02
5/31/03  $17,616.43                                  $18,484.59                                    $12,440.68
6/30/03  $17,540.44                                  $18,406.04                                    $12,454.24
7/31/03  $16,954.49                                  $17,761.97                                    $12,467.80
8/31/03  $17,081.48                                  $17,894.43                                    $12,515.25
9/30/03  $17,487.45                                  $18,420.53                                    $12,555.93
10/31/03 $17,468.45                                  $18,327.78                                    $12,542.37
11/30/03 $17,626.43                                  $18,518.80                                    $12,508.47
12/31/03 $17,768.42                                  $18,672.14                                    $12,494.92
1/31/04  $17,881.41                                  $18,779.10                                    $12,555.93
2/29/04  $18,114.39                                  $19,061.71                                    $12,623.73
3/31/04  $18,063.39                                  $18,995.33                                    $12,705.08
4/30/04  $17,666.43                                  $18,545.47                                    $12,745.76
5/31/04  $17,571.00                                  $18,478.22                                    $12,820.34


        Annual Report | Past performance does not guarantee future results. | 15

ENDNOTES

MUNICIPAL BONDS ARE PARTICULARLY SENSITIVE TO INTEREST RATE MOVEMENTS; THEREFORE, THE FUND'S YIELD AND SHARE PRICE WILL FLUCTUATE WITH MARKET CONDITIONS. BOND PRICES, AND THUS THE FUND'S SHARE PRICE, GENERALLY MOVE IN THE OPPOSITE DIRECTION FROM INTEREST RATES. SINCE THE FUND CONCENTRATES ITS INVESTMENTS IN A SINGLE STATE, IT IS SUBJECT TO GREATER RISK OF ADVERSE ECONOMIC AND REGULATORY CHANGES IN THAT STATE THAN A GEOGRAPHICALLY DIVERSIFIED FUND. THE FUND'S PROSPECTUS ALSO INCLUDES A DESCRIPTION OF THE MAIN INVESTMENT RISKS.

CLASS A: Prior to 7/1/94, these shares were offered at a lower initial sales charge; thus actual total returns may differ. Effective 5/1/94, the Fund implemented a Rule 12b-1 plan, which affects subsequent performance.

CLASS B: These shares have higher annual fees and expenses than Class A shares.

CLASS C: Prior to 1/1/04, these shares were offered with an initial sales charge; thus actual total returns would have differed. These shares have higher annual fees and expenses than Class A shares.

ADVISOR CLASS: Shares are available to certain eligible investors as described in the prospectus.

1. Cumulative total return represents the change in value of an investment over the periods indicated and does not include a sales charge.

2. Average annual total return represents the average annual change in value of an investment over the periods indicated and includes any current, applicable, maximum sales charge.

3. In accordance with SEC rules, we provide standardized average annual total return information through the latest calendar quarter.

4. Distribution rate is based on an annualization of the respective class's current monthly dividend and the maximum offering price (NAV for Classes B, C and Advisor) per share on 5/31/04.

5. Taxable equivalent distribution rate and yield assume the published rates as of 5/28/04 for the maximum combined federal and New York state and City personal income tax bracket of 42.90%, based on the federal income tax rate of 35.00%.

6. Yield, calculated as required by the SEC, is based on the earnings of the Fund's portfolio for the 30 days ended 5/31/04.

7. Effective 10/1/01, the Fund began offering Advisor Class shares, which do not have sales charges or a Rule 12b-1 plan. Performance quotations for this class reflect the following methods of calculation: (a) For periods prior to 10/1/01, a restated figure is used based upon the Fund's Class A performance, excluding the effect of Class A's maximum initial sales charge, but reflecting the effect of the Class A Rule 12b-1 fees; and (b) for periods after 9/30/01, actual Advisor Class performance is used reflecting all charges and fees applicable to that class. Since 10/1/01 (commencement of sales), the cumulative and average annual total returns of Advisor Class shares were +13.03% and +4.71%.

8. Source: Standard & Poor's Micropal. The Lehman Brothers Municipal Bond Index is a market value-weighted index engineered for the long-term tax-exempt bond market. All bonds included have a minimum credit rating of at least Baa. They must have an outstanding par value of at least $5 million and be issued as part of a transaction of at least $50 million. The bonds must be dated after 12/31/90, and must be at least one year from their maturity date. Remarketed issues, taxable municipal bonds, bonds with floating rates and derivatives are excluded from the index. The index has four main bond sectors: general obligation, revenue, insured and prerefunded.



16 |  Past performance does not guarantee future results.  |  Annual Report

Franklin New York Tax-Free Income Fund

FINANCIAL HIGHLIGHTS

                                                          -------------------------------------------------------------------------
                                                                                       YEAR ENDED MAY 31,
CLASS A                                                           2004         2003          2002          2001          2000
                                                          -------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the year)
Net asset value, beginning of year ....................         $12.22       $11.65        $11.62        $11.06        $11.91

Income from investment operations:

 Net investment income a ..............................            .55          .57           .59           .62           .64

 Net realized and unrealized gains (losses) ...........           (.58)         .57           .04           .57          (.79)
                                                          -------------------------------------------------------------------------
Total from investment operations ......................           (.03)        1.14           .63          1.19          (.15)
                                                          -------------------------------------------------------------------------

Less distributions from:

 Net investment income ................................           (.55)        (.57)         (.60)         (.63)         (.63)

 Net realized gains ...................................             --           --            --            --          (.07)
                                                          -------------------------------------------------------------------------
Total distributions ...................................           (.55)        (.57)         (.60)         (.63)         (.70)
                                                          -------------------------------------------------------------------------
Net asset value, end of year ..........................         $11.64       $12.22        $11.65        $11.62        $11.06
                                                          -------------------------------------------------------------------------

Total return b ........................................           (.27)%      10.06%         5.55%        10.97%        (1.24)%

RATIOS/SUPPLEMENTAL DATA

Net assets, end of year (000's) .......................     $4,429,312   $4,828,889    $4,609,318    $4,483,909    $4,219,849

Ratio to average net assets:

 Expenses .............................................            .60%         .60%          .59%          .60%          .60%

 Net investment income ................................           4.62%        4.81%         5.09%         5.39%         5.64%

Portfolio turnover rate ...............................          10.35%       13.44%         9.57%         7.83%        24.61%


a Based on average daily shares outstanding.
b Total return does not reflect sales commissions or the contingent deferred sales charge, and is not annualized for periods less than one year.



                                                              Annual Report | 17

Franklin New York Tax-Free Income Fund

                                                          -------------------------------------------------------------------------
                                                                                      YEAR ENDED MAY 31,
CLASS B                                                           2004         2003          2002          2001          2000
                                                          -------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the year)
Net asset value, beginning of year .....................        $12.20       $11.63        $11.61        $11.04        $11.89

Income from investment operations:

 Net investment income a ...............................           .48          .50           .53           .55           .57

 Net realized and unrealized gains (losses) ............          (.59)         .57           .03           .58          (.78)
                                                          -------------------------------------------------------------------------
Total from investment operations .......................          (.11)        1.07           .56          1.13          (.21)
                                                          -------------------------------------------------------------------------
Less distributions from:

 Net investment income .................................          (.48)        (.50)         (.54)         (.56)         (.57)

 Net realized gains ....................................            --           --            --            --          (.07)
                                                          -------------------------------------------------------------------------
Total distributions ....................................          (.48)        (.50)         (.54)         (.56)         (.64)
                                                          -------------------------------------------------------------------------
Net asset value, end of year ...........................        $11.61       $12.20        $11.63        $11.61        $11.04
                                                          -------------------------------------------------------------------------

Total return b .........................................          (.91)%       9.46%         4.88%        10.46%        (1.80)%

RATIOS/SUPPLEMENTAL DATA

Net assets, end of year (000's) ........................      $231,664     $233,767      $160,194       $87,697       $40,874

Ratio to average net assets:

 Expenses ..............................................          1.16%        1.17%         1.16%         1.16%         1.17%

 Net investment income .................................          4.06%        4.24%         4.53%         4.80%         5.08%

Portfolio turnover rate ................................         10.35%       13.44%         9.57%         7.83%        24.61%



a Based on average daily shares outstanding.
b Total return does not reflect contingent deferred sales charge, and is not annualized for periods less than one year.


18  |  Annual Report

Franklin New York Tax-Free Income Fund

                                                          -------------------------------------------------------------------------
                                                                                     YEAR ENDED MAY 31,
CLASS C                                                           2004         2003          2002          2001          2000
                                                          -------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the year)
Net asset value, beginning of year .....................        $12.22       $11.64        $11.62        $11.06        $11.91
                                                          -------------------------------------------------------------------------
Income from investment operations:

 Net investment income a ...............................           .48          .50           .53           .55           .57

 Net realized and unrealized gains (losses) ............          (.59)         .58           .03           .57          (.78)
                                                          -------------------------------------------------------------------------
Total from investment operations .......................          (.11)        1.08           .56          1.12          (.21)
                                                          -------------------------------------------------------------------------

Less distributions from:

 Net investment income .................................          (.48)        (.50)         (.54)         (.56)         (.57)

 Net realized gains ....................................            --           --            --            --          (.07)
                                                          -------------------------------------------------------------------------
Total distributions ....................................          (.48)        (.50)         (.54)         (.56)         (.64)
                                                          -------------------------------------------------------------------------
Net asset value, end of year ...........................        $11.63       $12.22        $11.64        $11.62        $11.06
                                                          -------------------------------------------------------------------------

Total return b .........................................          (.91)%       9.55%         4.86%        10.35%        (1.80)%

RATIOS/SUPPLEMENTAL DATA

Net assets, end of year (000's) ........................      $231,051     $242,965      $188,642      $146,824      $119,302

Ratio to average net assets:

 Expenses ..............................................          1.16%        1.17%         1.16%         1.16%         1.17%

 Net investment income .................................          4.06%        4.24%         4.53%         4.82%         5.07%

Portfolio turnover rate ................................         10.35%       13.44%         9.57%         7.83%        24.61%



a Based on average daily shares outstanding.
b Total return does not reflect sales commissions or the contingent deferred sales charge, and is not annualized for periods less than one year.



                                                              Annual Report | 19

Franklin New York Tax-Free Income Fund

                                                       ----------------------------------
                                                               YEAR ENDED MAY 31,
ADVISOR CLASS                                              2004        2003        2002 C
                                                       ----------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the year)
Net asset value, beginning of year ..................    $12.23      $11.65      $11.68
                                                       ----------------------------------
Income from investment operations:

 Net investment income a ............................       .56         .58         .40

 Net realized and unrealized gains (losses) .........      (.59)        .58        (.08)
                                                       ----------------------------------
Total from investment operations ....................      (.03)       1.16         .32
                                                       ----------------------------------
Less distributions from net investment income .......      (.56)       (.58)       (.35)
                                                       ----------------------------------
Net asset value, end of year ........................    $11.64      $12.23      $11.65
                                                       ----------------------------------

Total return b ......................................      (.26)%     10.24%       2.80%

RATIOS/SUPPLEMENTAL DATA

Net assets, end of year (000's) .....................   $22,470     $18,278     $14,054

Ratios to average net assets:

 Expenses ...........................................       .51%        .52%        .51%d

 Net investment income ..............................      4.71%       4.89%       5.16%d

Portfolio turnover rate .............................     10.35%      13.44%       9.57%



a Based on average daily shares outstanding.
b Total return is not annualized for periods less than one year.
c For the period October 1, 2001 (effective date) to May 31, 2002.
d Annualized.




20 | See notes to financial statements. | Annual Report

Franklin New York Tax-Free Income Fund

STATEMENT OF INVESTMENTS, MAY 31, 2004


-----------------------------------------------------------------------------------------------------------------------------
                                                                                         PRINCIPAL AMOUNT       VALUE
-----------------------------------------------------------------------------------------------------------------------------
   LONG TERM INVESTMENTS 99.0%
   BONDS 97.1%
   Albany Housing Authority Limited Obligation Revenue, Refunding, 6.25%, 10/01/12 .....  $   5,250,000     $    5,545,575
   Albany IDA, Civic Facility Revenue,
     Albany Medical Center Project, 6.00%, 5/01/19 .....................................      1,270,000          1,233,424
     Albany Medical Center Project, 6.00%, 5/01/29 .....................................      1,460,000          1,355,172
     St. Rose Project, Series A, AMBAC Insured, 5.375%, 7/01/31 ........................      2,750,000          2,839,870
   Albany Parking Authority Revenue,
     Refunding, Series A, 5.625%, 7/15/25 ..............................................      1,000,000          1,023,130
     Series A, 5.625%, 7/15/20 .........................................................      1,250,000          1,308,313
   Amherst IDA, Civic Facility Revenue, University of Buffalo Foundation,
    Faculty Student Housing Corp.,
     Series A, AMBAC Insured, 5.125%, 8/01/20 ..........................................      1,410,000          1,471,180
     Series A, AMBAC Insured, 5.25%, 8/01/31 ...........................................      5,055,000          5,116,974
     Series B, AMBAC Insured, 5.625%, 8/01/20 ..........................................      1,690,000          1,827,363
     Series B, AMBAC Insured, 5.75%, 8/01/25 ...........................................      3,050,000          3,256,272
     Series B, AMBAC Insured, 5.75%, 8/01/30 ...........................................      3,440,000          3,653,521
     Series B, AMBAC Insured, 5.25%, 8/01/31 ...........................................      1,000,000          1,012,260
   Auburn IDA, MFR, Auburn Memorial Home, 6.50%, 2/01/34 ...............................      5,095,000          5,225,840
   Battery Park City Authority Revenue, Series A, 5.00%,
     11/01/24 ..........................................................................      9,000,000          9,087,120
     11/01/25 ..........................................................................     12,000,000         12,062,160
     11/01/26 ..........................................................................     14,250,000         14,270,520
   Bethany Retirement Home Inc. Mortgage Loan Revenue, FHA Insured, 7.50%, 2/01/34 .....      8,160,000          8,372,894
   Clinton County COP, Correctional Facilities Project, 8.125%, 8/01/17 ................      5,205,000          6,367,381
   Dutchess County IDA, Civic Facility Revenue, Vassar College Project, 5.35%, 9/01/40 .     16,000,000         16,199,200
   Franklin County COP, Court House Redevelopment Project, 8.125%, 8/01/06 .............      2,590,000          2,669,565
     Geneva IDA, Civic Facilities Revenue, Colleges of the Seneca Project, AMBAC Insured,
     5.00%, 9/01/21 ....................................................................      2,835,000          2,902,104
     5.125%, 9/01/31 ...................................................................      5,045,000          5,059,731
   Guam Power Authority Revenue, Series A, Pre-Refunded,
     6.625%, 10/01/14 ..................................................................      2,900,000          3,009,504
     6.75%, 10/01/24 ...................................................................     25,500,000         26,473,335
   Hamilton Elderly Housing Corp. Mortgage Revenue, Hamilton Apartments Project,
    11.25%, 1/01/15 ....................................................................      1,085,000          1,088,928
   Ilion Elderly Housing Corp. Mortgage Revenue, Section 8 Housing Assistance Revenue,
     7.25%, 7/01/09 ....................................................................      1,225,000          1,256,519
   Long Island Power Authority Electric System Revenue,
     MBIA Insured, 5.75%, 12/01/24 .....................................................     15,060,000         16,096,580
     Refunding, Series A, 5.75%, 12/01/24 ..............................................     15,000,000         15,570,000
     Refunding, Series A, AMBAC Insured, 5.25%, 12/01/26 ...............................      5,000,000          5,056,300
     Series A, FSA Insured, 5.00%, 12/01/18 ............................................     10,000,000         10,301,600
     Series A, FSA Insured, 5.125%, 12/01/22 ...........................................     28,210,000         28,770,815
     Series A, MBIA Insured, 5.25%, 12/01/26 ...........................................      9,000,000          9,101,340
   Madison County IDA Civic Facility Revenue, College University Project, Series B,
     5.00%, 7/01/33 ....................................................................      2,000,000          1,952,000
     Middleburg Central School District GO, FGIC Insured,
     4.60%, 8/15/17 ....................................................................      1,045,000          1,063,517
     4.625%, 8/15/18 ...................................................................      1,155,000          1,171,066
     4.625%, 8/15/19 ...................................................................      1,210,000          1,220,200
     4.75%, 8/15/20 ....................................................................      1,270,000          1,285,405




                                                              Annual Report | 21

Franklin New York Tax-Free Income Fund

-----------------------------------------------------------------------------------------------------------------------------
                                                                                         PRINCIPAL AMOUNT       VALUE
-----------------------------------------------------------------------------------------------------------------------------
   LONG TERM INVESTMENTS (CONT.)
   BONDS (CONT.)
   Middleburg Central School District GO, FGIC Insured, (cont.)
     4.75%, 8/15/21 ....................................................................  $   1,330,000     $    1,338,898
   Monroe County IDAR, Civic Facilities, De Paul Community Facilities, 6.50%, 2/01/24 ..      1,285,000          1,314,696
   Monroe County Water Authority Water Revenue,
     5.15%, 8/01/22 ....................................................................      1,000,000          1,024,700
     5.25%, 8/01/36 ....................................................................      2,250,000          2,263,185
   MTA Commuter Facilities Revenue,
     Series 8, Pre-Refunded, 5.50%, 7/01/21 ............................................      5,000,000          5,643,200
     Series A, FGIC Insured, Pre-Refunded, 5.25%, 7/01/28 ..............................      8,655,000          9,608,521
     Series A, MBIA Insured, Pre-Refunded, 5.625%, 7/01/27 .............................     10,000,000         11,087,300
     Series A, Pre-Refunded, 6.00%, 7/01/24 ............................................      5,575,000          6,326,231
     Series A, Pre-Refunded, 6.50%, 7/01/24 ............................................     27,620,000         28,150,304
     Series A, Pre-Refunded, 5.25%, 7/01/28 ............................................     18,300,000         20,316,111
     Series A, Pre-Refunded, 6.125%, 7/01/29 ...........................................      9,625,000         10,978,083
     Series C-1, FGIC Insured, Pre-Refunded, 5.375%, 7/01/27 ...........................     19,100,000         21,117,151
     Series R, Pre-Refunded, 5.50%, 7/01/17 ............................................      2,000,000          2,252,920
   MTA Dedicated Tax Fund Revenue,
     Refunding, Series A, 5.00%, 11/15/30 ..............................................     25,000,000         24,215,250
     Refunding, Series A, FSA Insured, 5.00%, 11/15/28 .................................     41,575,000         41,226,186
     Series A, FGIC Insured, 5.00%, 11/15/31 ...........................................     39,685,000         39,216,717
     Series A, FGIC Insured, Pre-Refunded, 6.00%, 4/01/30 ..............................     27,260,000         31,116,200
     Series A, FSA Insured, 5.00%, 11/15/32 ............................................     11,000,000         10,851,720
     Series A, FSA Insured, Pre-Refunded, 5.00%, 4/01/29 ...............................     25,800,000         27,963,846
     Series A, MBIA Insured, Pre-Refunded, 5.25%, 4/01/26 ..............................     20,500,000         22,629,540
   MTA Revenue,
     5.25%, 11/15/31 ...................................................................     15,000,000         15,019,800
     Refunding, Series A, FGIC Insured, 5.00%, 11/15/25 ................................     22,010,000         22,039,493
     Refunding, Series A, FGIC Insured, 5.25%, 11/15/31 ................................     34,000,000         34,392,020
     Refunding, Series A, FSA Insured, 5.00%, 11/15/30 .................................     43,130,000         42,568,016
     Refunding, Series A, MBIA Insured, 5.125%, 11/15/31 ...............................     15,000,000         15,045,450
     Series A, FGIC Insured, 5.00%, 11/15/32 ...........................................     10,355,000         10,215,415
     Series B, 5.25%, 11/15/32 .........................................................     28,820,000         28,861,789
     Series U, FGIC Insured, 5.125%, 11/15/31 ..........................................      5,000,000          5,015,150
   MTA Service Contract Revenue,
     Refunding, AMBAC Insured, 5.25%, 7/01/31 ..........................................     50,000,000         50,720,500
     Refunding, Series A, 5.125%, 1/01/29 ..............................................      6,000,000          5,880,600
     Refunding, Series A, FGIC Insured, 5.00%, 7/01/25 .................................     12,760,000         12,776,333
     Series B, 5.375%, 1/01/30 .........................................................     50,000,000         50,503,000
     Series B, MBIA Insured, 5.00%, 1/01/31 ............................................     22,290,000         22,030,544
   MTA Transit Facilities Revenue, Series A,
     FSA Insured, Pre-Refunded, 6.10%, 7/01/21 .........................................     15,000,000         16,539,600
     FSA Insured, Pre-Refunded, 5.50%, 7/01/22 .........................................     16,170,000         17,906,658
     MBIA Insured, Pre-Refunded, 5.625%, 7/01/25 .......................................      8,000,000          8,867,360
     Pre-Refunded, 6.00%, 7/01/24 ......................................................      7,000,000          7,943,250
     Pre-Refunded, 5.625%, 7/01/27 .....................................................     14,440,000         16,059,879
     Pre-Refunded, 6.125%, 7/01/29 .....................................................     11,595,000         13,225,025
   Nassau County Tobacco Settlement Corp. Revenue, Asset Backed, Series A,
     6.50%, 7/15/27 ....................................................................     15,000,000         14,047,950



22  |  Annual Report

Franklin New York Tax-Free Income Fund

-----------------------------------------------------------------------------------------------------------------------------
                                                                                         PRINCIPAL AMOUNT       VALUE
-----------------------------------------------------------------------------------------------------------------------------
   LONG TERM INVESTMENTS (CONT.)
   BONDS (CONT.)
   Nassau Health Care Corp. Health System Revenue, Nassau County Guaranteed, FSA Insured,
     5.75%, 8/01/29 ....................................................................  $  36,040,000     $   37,735,682
   New York City GO,
     6.125%, 8/01/25 ...................................................................      4,940,000          5,269,300
     Fiscal 2003, Series I, 5.00%, 3/01/29 .............................................     10,000,000          9,655,100
     Fiscal 2003, Series I, 5.00%, 3/01/30 .............................................     14,785,000         14,265,159
     Refunding, Series A, 5.50%, 5/15/24 ...............................................     10,000,000         10,317,800
     Refunding, Series A, FSA Insured, 6.00%, 5/15/30 ..................................      6,250,000          6,847,500
     Series A, Pre-Refunded, 6.25%, 8/01/17 ............................................      2,675,000          2,950,819
     Series A-1, Pre-Refunded, 6.625%, 8/01/25 .........................................     17,000,000         18,161,610
     Series B, 7.00%, 2/01/18 ..........................................................         25,000             25,096
     Series B, Pre-Refunded, 6.00%, 8/15/26 ............................................        915,000          1,006,912
     Series B, Sub Series B-1, Pre-Refunded, 7.00%, 8/15/16 ............................      2,000,000          2,043,620
     Series B, Sub Series B-1, Pre-Refunded, 7.50%, 8/15/20 ............................     10,000,000         10,228,000
     Series C, 7.00%, 2/01/12 ..........................................................        705,000            711,077
     Series C, FSA Insured, 5.125%, 3/15/25 ............................................      6,500,000          6,555,510
     Series D, 8.00%, 8/01/17 ..........................................................          5,000              5,051
     Series D, 7.50%, 2/01/18 ..........................................................          5,000              5,020
     Series D, 5.125%, 8/01/19 .........................................................      1,985,000          2,016,363
     Series D, 5.25%, 8/01/21 ..........................................................     14,500,000         14,714,745
     Series D, 5.25%, 10/15/23 .........................................................      5,000,000          5,066,150
     Series D, 5.50%, 6/01/24 ..........................................................     23,945,000         24,710,043
     Series D, 5.00%, 10/15/29 .........................................................      5,000,000          4,825,550
     Series D, FGIC Insured, 5.25%, 8/01/21 ............................................      5,355,000          5,557,847
     Series F, 5.875%, 8/01/24 .........................................................      3,915,000          4,095,090
     Series F, 5.30%, 1/15/26 ..........................................................     45,000,000         45,306,450
     Series F, Pre-Refunded, 5.875%, 8/01/24 ...........................................      3,085,000          3,378,754
     Series F, Pre-Refunded, 6.625%, 2/15/25 ...........................................     11,240,000         11,748,947
     Series G, 6.00%, 10/15/26 .........................................................      8,600,000          9,053,048
     Series G, Pre-Refunded, 6.00%, 10/15/26 ...........................................      1,300,000          1,454,817
     Series H, 7.20%, 2/01/15 ..........................................................          5,000              5,020
     Series H, FSA Insured, 5.375%, 8/01/27 ............................................      8,510,000          8,713,049
     Series H, MBIA Insured, 5.125%, 8/01/25 ...........................................      4,000,000          4,028,080
     Series H, Pre-Refunded, 6.125%, 8/01/25 ...........................................         60,000             67,182
     Series I, 6.25%, 4/15/27 ..........................................................      3,275,000          3,541,585
     Series I, Pre-Refunded, 6.25%, 4/15/27 ............................................      6,225,000          6,939,319
     Series K, Pre-Refunded, 6.25%, 4/01/26 ............................................      9,000,000          9,816,480
   New York City HDC, MFMR,
     Refunding, Series A, FHA Insured, 6.55%, 10/01/15 .................................     19,450,000         19,618,437
     Series A, FHA Insured, 6.55%, 4/01/18 .............................................     10,000,000         10,085,000
     Series A, FHA Insured, 6.60%, 4/01/30 .............................................     51,500,000         52,072,165
   New York City IDA, Civic Facility Revenue,
     College of New Rochelle, 5.80%, 9/01/26 ...........................................      1,500,000          1,547,655
     Institute of International Education Inc. Project, 5.25%, 9/01/21 .................      1,530,000          1,576,313
     Institute of International Education Inc. Project, 5.25%, 9/01/31 .................      5,235,000          5,250,182
     New York University Project, AMBAC Insured, 5.00%, 7/01/31 ........................     18,000,000         17,788,680
     Staten Island University Hospital Project, Series A, 6.375%, 7/01/31 ..............      3,990,000          3,661,743
   New York City Municipal Water Finance Authority Revenue, Series B, 5.00%, 6/15/26 ...     25,000,000         24,671,000



                                                              Annual Report | 23

Franklin New York Tax-Free Income Fund

-----------------------------------------------------------------------------------------------------------------------------
                                                                                         PRINCIPAL AMOUNT       VALUE
-----------------------------------------------------------------------------------------------------------------------------
   LONG TERM INVESTMENTS (CONT.)
   BONDS (CONT.)
   New York City Municipal Water Finance Authority Water and Sewer System Revenue,
     Refunding, Series B, 6.10%, 6/15/31 ...............................................  $  11,005,000     $   12,509,604
     Refunding, Series B, 6.00%, 6/15/33 ...............................................      6,040,000          6,833,354
     Refunding, Series E, MBIA Insured, 5.125%, 6/15/31 ................................     34,175,000         34,274,791
     Series A, 5.75%, 6/15/30 ..........................................................     41,190,000         43,452,567
     Series A, FGIC Insured, 5.75%, 6/15/31 ............................................     19,315,000         20,500,941
     Series A, FGIC Insured, 5.50%, 6/15/32 ............................................     11,655,000         12,053,135
     Series A, FGIC Insured, 5.25%, 6/15/33 ............................................      7,000,000          7,086,030
     Series B, 5.75%, 6/15/26 ..........................................................     24,455,000         25,842,332
     Series B, FGIC Insured, 5.125%, 6/15/30 ...........................................     12,500,000         12,502,000
     Series B, MBIA Insured, 5.50%, 6/15/27 ............................................     32,620,000         33,657,316
     Series B, Pre-Refunded, 6.10%, 6/15/31 ............................................      3,995,000          4,632,802
     Series B, Pre-Refunded, 6.00%, 6/15/33 ............................................     10,260,000         11,842,297
   New York City Transitional Finance Authority Revenue, Future Tax Secured,
     Refunding, Series B, AMBAC Insured, 5.00%, 5/01/30 ................................      3,000,000          2,969,760
     Refunding, Series C-A, 5.50%, 11/01/24 ............................................     16,800,000         17,472,336
     Series A, 5.125%, 8/15/21 .........................................................      6,120,000          6,238,300
     Series A, 5.00%, 8/15/27 ..........................................................        770,000            757,480
     Series A, 5.25%, 5/01/31 ..........................................................     26,545,000         26,696,307
     Series A, 5.25%, 8/01/31 ..........................................................     30,605,000         30,824,132
     Series A, FGIC Insured, 5.00%, 5/01/28 ............................................     16,065,000         15,931,500
     Series A, Pre-Refunded, 5.125%, 8/15/21 ...........................................      8,815,000          9,626,244
     Series A, Pre-Refunded, 5.625%, 2/15/26 ...........................................     20,000,000         22,552,000
     Series A, Pre-Refunded, 5.00%, 8/15/27 ............................................      6,145,000          6,687,050
     Series A, Pre-Refunded, 6.00%, 8/15/29 ............................................     29,000,000         33,240,960
     Series A, Pre-Refunded, 5.25%, 5/01/31 ............................................        460,000            509,620
     Series B, 5.00%, 5/01/30 ..........................................................      7,520,000          7,369,826
     Series B, Pre-Refunded, 6.00%, 11/15/29 ...........................................     15,000,000         17,286,150
     Series C, 5.50%, 5/01/25 ..........................................................      5,515,000          5,701,131
     Series C, 5.00%, 5/01/26 ..........................................................      3,680,000          3,631,608
     Series C, 5.00%, 5/01/29 ..........................................................      5,215,000          5,112,838
     Series C, MBIA Insured, 5.00%, 5/01/29 ............................................      1,365,000          1,351,500
     Series C, MBIA Insured, Pre-Refunded, 5.00%, 5/01/29 ..............................      2,270,000          2,483,448
     Series C, Pre-Refunded, 5.50%, 5/01/25 ............................................      4,485,000          5,008,130
     Series C, Pre-Refunded, 5.00%, 5/01/26 ............................................        320,000            347,405
     Series C, Pre-Refunded, 5.00%, 5/01/29 ............................................      8,655,000          9,468,830
     Series C, Pre-Refunded, 5.50%, 11/01/29 ...........................................     13,660,000         15,366,271
     Series D, 5.00%, 2/01/27 ..........................................................     62,025,000         61,029,499
     Series E, 5.00%, 2/01/24 ..........................................................      7,000,000          7,014,140
     Series E, 5.00%, 2/01/25 ..........................................................      5,000,000          4,974,150
     Series E, 5.00%, 2/01/27 ..........................................................     10,000,000          9,839,500
     Series E, 5.00%, 2/01/33 ..........................................................     18,035,000         17,604,324
   New York City Transportation Authority MTA Triborough COP, Series A, AMBAC Insured,
     5.25%, 1/01/29 ....................................................................     79,840,000         80,854,766
   New York City Trust Cultural Resources Revenue,
     Museum of Modern Art 2001, Series D, AMBAC Insured, 5.125%, 7/01/31 ...............     15,500,000         15,545,105
     Wildlife Conservation Society, FGIC Insured, 5.00%, 2/01/34 .......................     10,500,000         10,355,415



24 |  Annual Report

Franklin New York Tax-Free Income Fund

-----------------------------------------------------------------------------------------------------------------------------
                                                                                         PRINCIPAL AMOUNT       VALUE
-----------------------------------------------------------------------------------------------------------------------------
   LONG TERM INVESTMENTS (CONT.)
   BONDS (CONT.)
   New York IDA, Parking Facility Revenue, Royal Charter Presbyterian, FSA Insured,
     5.25%, 12/15/32 ...................................................................  $   1,525,000     $    1,531,786
   New York State Appropriated Tobacco Corp. Revenue, Asset Backed, Series A-1, AMBAC Insured,
     5.25%, 6/01/21 ....................................................................     18,000,000         18,652,500
   New York State Commissioner of General Services, People of the State of New York, Certificate
    of Lease Assignment,
     5.70%, 3/01/29 ....................................................................     69,556,432         69,819,355
     5.75%, 3/01/29 ....................................................................     35,652,969         35,874,374
   New York State COP, Hanson Redevelopment Project, 8.375%, 5/01/08 ...................     12,670,000         13,942,195
   New York State Dormitory Authority Lease Revenue,
     Court Facilities, 6.00%, 5/15/39 ..................................................     58,245,000         61,797,363
     Court Facilities, Series A, 5.375%, 5/15/23 .......................................      4,000,000          4,109,960
     Refunding, Series A, FGIC Insured, 5.00%, 7/01/33 .................................     11,000,000         10,850,180
     State University Dormitory Facilities, 5.00%, 7/01/32 .............................      5,500,000          6,011,225
     State University Dormitory Facilities, FGIC Insured, Pre-Refunded, 5.50%, 7/01/27 .      2,000,000          2,251,460
     State University Dormitory Facilities, FGIC Insured, Pre-Refunded, 5.10%, 7/01/31 .      7,700,000          8,476,391
     State University Dormitory Facilities, Series A, 6.00%, 7/01/30 ...................      5,750,000          6,642,170
     State University Dormitory Facilities, Series B, MBIA Insured, 5.125%, 7/01/28 ....      1,365,000          1,386,390
     State University Dormitory Facilities, Series B, MBIA Insured, Pre-Refunded,
      5.125%, 7/01/28 ..................................................................      3,435,000          3,787,088
     State University Dormitory Facilities, Series C, MBIA Insured, 5.50%, 7/01/19 .....      2,410,000          2,585,062
     State University Dormitory Facilities, Series C, MBIA Insured, Pre-Refunded,
      5.50%, 7/01/19 ...................................................................      2,680,000          3,001,573
     State University Dormitory Facilities, Series C, MBIA Insured, Pre-Refunded,
      5.50%, 7/01/29 ...................................................................      9,250,000         10,359,908
   New York State Dormitory Authority Revenue,
     Bishop Henry B. Hucles Nursing Home, 6.00%, 7/01/24 ...............................      2,545,000          2,665,175
     Buena Vida Nursing Home, Series A, 5.25%, 7/01/28 .................................      4,730,000          4,773,847
     City University System Consolidated, FGIC Insured, 5.25%, 7/01/25 .................      4,100,000          4,157,277
     City University System Consolidated, FGIC Insured, Pre-Refunded, 5.375%, 7/01/24 ..     14,300,000         15,798,640
     City University System Consolidated, Fourth General, Series A, FGIC Insured, Pre-Refunded,
      5.25%, 7/01/30 ...................................................................     20,705,000         22,899,523
     City University System Consolidated, Fourth, Series A, 5.25%, 7/01/31 .............      1,270,000          1,264,488
     City University System Consolidated, Fourth, Series A, Pre-Refunded, 5.25%, 7/01/31     10,730,000         11,912,124
     City University System Consolidated, FSA Insured, Pre-Refunded, 5.375%, 7/01/24 ...      5,000,000          5,524,000
     City University System Consolidated, Second General, Series A, Pre-Refunded,
      6.00%, 7/01/17 ...................................................................     10,215,000         10,909,007
     City University System Consolidated, Series 1, MBIA Insured, Pre-Refunded,
      5.125%, 7/01/27 ..................................................................      6,680,000          7,323,618
     City University System Consolidated, Series C, 7.50%, 7/01/10 .....................     14,900,000         17,052,007
     City University System Consolidated, Series D, ETM, 7.00%, 7/01/09 ................      3,430,000          3,759,143
     City University System Consolidated, Third General, Pre-Refunded, 6.00%, 7/01/20 ..     13,000,000         14,308,060
     City University System Consolidated, Third General, Residence 2, Pre-Refunded,
      6.20%, 7/01/22 ...................................................................     28,555,000         31,512,727
     City University System Consolidated, Third General, Series 1, FSA Insured, Pre-Refunded,
      5.50%, 7/01/29 ...................................................................     38,375,000         42,979,616
     City University System Consolidated, Third General, Series 2, Pre-Refunded,
      6.00%, 7/01/26 ...................................................................      6,020,000          6,619,171


                                                              Annual Report | 25

Franklin New York Tax-Free Income Fund

-----------------------------------------------------------------------------------------------------------------------------
                                                                                         PRINCIPAL AMOUNT       VALUE
-----------------------------------------------------------------------------------------------------------------------------
   LONG TERM INVESTMENTS (CONT.)
   BONDS (CONT.)
   New York State Dormitory Authority Revenue, (cont.)
     City University System Consolidated, Third General, Series A, Pre-Refunded,
      6.00%, 7/01/16 ...................................................................  $  23,185,000     $   24,760,189
     Concord Nursing Home Inc., 6.50%, 7/01/29 .........................................      2,500,000          2,691,075
     Department of Health, Pre-Refunded, 6.625%, 7/01/15 ...............................      5,355,000          5,754,429
     Department of Health, Pre-Refunded, 6.20%, 7/01/17 ................................      7,650,000          7,833,294
     Department of Health, Rosewell Park Cancer Center, Pre-Refunded, 6.625%, 7/01/24 ..      9,175,000          9,859,363
   a Fashion Institute of Technology Student Housing Corp., FGIC Insured, 5.00%, 7/01/29      9,700,000          9,603,873
   a Fashion Institute of Technology Student Housing Corp., FGIC Insured, 5.125%, 7/01/34    15,000,000         15,040,350
     FGIC Insured, 5.125%, 5/15/31 .....................................................     45,000,000         49,848,300
     FHA, Insured Mortgage, St. Barnabas, Series A, AMBAC Insured, 5.125%, 2/01/22 .....      4,000,000          4,089,360
     FHA, Insured Mortgage, St. Barnabas, Series A, AMBAC Insured, 5.00%, 2/01/31 ......      5,500,000          5,435,760
     Fordham University, Refunding, MBIA Insured, 5.00%, 7/01/28 .......................      5,000,000          4,958,300
     Good Samaritan Hospital Medical Center, Series A, MBIA Insured, 5.50%, 7/01/24 ....      5,000,000          5,183,700
     Heritage House Nursing Center, 7.00%, 8/01/31 .....................................      2,180,000          2,188,349
     Insured, Fordham University, FGIC Insured, 5.00%, 7/01/27 .........................      6,020,000          5,979,004
     Insured, Fordham University, FGIC Insured, 5.00%, 7/01/32 .........................      7,735,000          7,631,274
     Interfaith Medical Center, Series D, 5.40%, 2/15/28                                     14,000,000         14,280,560
     Ithaca College, AMBAC Insured, 5.25%, 7/01/26 .....................................      2,000,000          2,014,960
     Long Island University, 5.125%, 9/01/23 ...........................................      1,800,000          1,804,716
     Long Island University, 5.25%, 9/01/28 ............................................      1,500,000          1,503,450
     Long Island University, Pre-Refunded, 6.25%, 9/01/23 ..............................      5,495,000          5,921,907
     Mental Health Services Facilities Improvement, Pre-Refunded, 6.00%, 8/15/21 .......      1,600,000          1,778,768
     Mental Health Services Facilities Improvement, Refunding, 6.00%, 8/15/21 ..........        185,000            199,976
     Mental Health Services Facilities Improvement, Refunding, Series A, 5.75%, 2/15/27         300,000            311,202
     Mental Health Services Facilities Improvement, Series A, 5.75%, 8/15/22 ...........         35,000             37,115
     Mental Health Services Facilities Improvement, Series A, Pre-Refunded, 5.75%, 8/15/22    1,355,000          1,497,587
     Mental Health Services Facilities Improvement, Series A, Pre-Refunded, 5.75%, 2/15/27    9,070,000         10,024,436
     Mental Health Services Facilities Improvement, Series B, 5.75%, 8/15/12 ...........      2,140,000          2,322,735
     Mental Health Services Facilities Improvement, Series B, 5.00%, 2/15/28 ...........      9,195,000          8,872,531
     Mental Health Services Facilities Improvement, Series B, 5.00%, 2/15/33 ...........     35,000,000         33,757,500
     Mental Health Services Facilities Improvement, Series B, MBIA Insured,
      6.00%, 2/15/25 ...................................................................        640,000            688,410
     Mental Health Services Facilities Improvement, Series B, MBIA Insured,
      6.00%, 2/15/30 ...................................................................        565,000            608,324
     Mental Health Services Facilities Improvement, Series B, MBIA Insured,
      5.25%, 8/15/31 ...................................................................      6,025,000          6,067,597
     Mental Health Services Facilities Improvement, Series B, MBIA Insured, Pre-Refunded,
      5.25%, 8/15/31 ...................................................................      3,975,000          4,406,129
     Mental Health Services Facilities Improvement, Series B, MBIA Insured, Pre-Refunded,
      6.00%, 2/15/25 ...................................................................      5,460,000          6,216,920
     Mental Health Services Facilities Improvement, Series B, MBIA Insured, Pre-Refunded,
      6.00%, 2/15/30 ...................................................................      4,300,000          4,896,109
     Mental Health Services Facilities Improvement, Series B, Pre-Refunded, 5.75%, 8/15/12       25,000             27,561
     Mental Health Services Facilities Improvement, Series D, FSA Insured, 5.50%, 2/15/21       120,000            125,628
     Mental Health Services Facilities Improvement, Series D, FSA Insured, 5.50%, 8/15/21       250,000            261,725
     Mental Health Services Facilities Improvement, Series D, FSA Insured, 5.25%, 8/15/30       540,000            542,225
     Mental Health Services Facilities Improvement, Series D, FSA Insured, Pre-Refunded,
      5.50%, 2/15/21 ...................................................................      1,015,000          1,138,617



26 |  Annual Report

Franklin New York Tax-Free Income Fund

-----------------------------------------------------------------------------------------------------------------------------
                                                                                         PRINCIPAL AMOUNT       VALUE
-----------------------------------------------------------------------------------------------------------------------------
   LONG TERM INVESTMENTS (CONT.)
   BONDS (CONT.)
   New York State Dormitory Authority Revenue, (cont.)
     Mental Health Services Facilities Improvement, Series D, FSA Insured, Pre-Refunded,
      5.50%, 8/15/21 ...................................................................  $   2,065,000     $    2,316,496
     Mental Health Services Facilities Improvement, Series D, FSA Insured, Pre-Refunded,
      5.25%, 8/15/30 ...................................................................      4,460,000          4,941,189
     Mental Health Services Facilities Improvement, Series D, MBIA Insured,
      5.00%, 8/15/17 ...................................................................     22,985,000         23,752,239
     Mental Health Services Facilities Improvement, Series D, MBIA Insured, Pre-Refunded,
      5.00%, 8/15/17 ...................................................................         15,000             16,426
     New School University, MBIA Insured, 5.00%, 7/01/31 ...............................      2,500,000          2,470,650
     New York Hospital Medical Center, AMBAC Insured, 5.60%, 2/15/39 ...................      4,900,000          5,061,553
     New York University, Series 2, AMBAC Insured, 5.00%, 7/01/26 ......................      3,500,000          3,485,965
     New York University, Series 2, AMBAC Insured, 5.00%, 7/01/31 ......................      5,000,000          4,941,300
     North Shore L.I. Jewish Group, 5.50%, 5/01/33 .....................................      2,500,000          2,499,875
     Nursing Home, Arden Hill, FHA Insured, Pre-Refunded, 5.85%, 8/01/26 ...............      4,335,000          4,762,734
     Nursing Home, Center for Nursing, FHA Insured, 5.55%, 8/01/37 .....................      8,435,000          8,646,297
     Nursing Home, St. John's Health Care Corp., Refunding, FHA Insured, 6.25%, 2/01/36      32,150,000         34,088,967
     Nursing Home, Wesley Garden, FHA Insured, 6.125%, 8/01/35 .........................      2,000,000          2,143,180
     Pace University, Refunding, MBIA Insured, 5.75%, 7/01/26 ..........................      2,000,000          2,130,940
     Rockefeller University, Series A1, 5.00%, 7/01/32 .................................     11,500,000         11,499,540
     School District Financing Program, Series A, MBIA Insured, 5.00%, 4/01/31 .........      9,500,000          9,388,660
     Second Hospital, St. Clare's Hospital, Series B, 5.40%, 2/15/25 ...................      6,500,000          6,636,760
     Skidmore College, FGIC Insured, 5.00%, 7/01/33 ....................................      6,565,000          6,475,585
     St. Agnes Hospital, Series A, 5.40%, 2/15/25 ......................................      2,000,000          2,000,000
     St. Francis Hospital, Series A, MBIA Insured, 5.50%, 7/01/29 ......................      1,000,000          1,026,460
     St. Johns University, MBIA Insured, 5.25%, 7/01/25 ................................      5,770,000          5,880,899
     St. Johns University, Series A, MBIA Insured, 5.25%, 7/01/25 ......................      5,310,000          5,404,199
     St. Lukes Home Residential Health, Series A, FHA Insured, 6.375%, 8/01/35 .........      5,200,000          5,459,064
     State Rehabilitation Association, Series A, AMBAC Insured, 5.00%, 7/01/23 .........      1,725,000          1,739,973
     State University Adult Facility, Series B, Pre-Refunded, 5.375%, 5/15/23 ..........      9,500,000         10,629,550
     State University Educational Facilities, 5.125%, 5/15/21 ..........................     12,090,000         12,266,272
     State University Educational Facilities, Pre-Refunded, 5.125%, 5/15/21 ............      2,910,000          3,186,217
     State University Educational Facilities, Refunding, 5.00%, 5/15/17 ................      3,600,000          3,682,188
     Teachers College, MBIA Insured, 5.00%, 7/01/22 ....................................      2,885,000          2,925,073
     Teachers College, MBIA Insured, 5.00%, 7/01/32 ....................................      6,000,000          5,919,540
     The Highlands Living, FHA Insured, 6.60%, 2/01/34 .................................      3,410,000          3,498,694
     Upstate Community Colleges, Series A, 5.00%, 7/01/19 ..............................      7,230,000          7,363,394
     Upstate Community Colleges, Series A, 5.00%, 7/01/27 ..............................      3,720,000          3,620,527
     Upstate Community Colleges, Series A, 5.00%, 7/01/28 ..............................     25,675,000         24,938,898
     Upstate Community Colleges, Series A, 5.00%, 7/01/31 ..............................      7,365,000          7,120,850
     Upstate Community Colleges, Series A, Pre-Refunded, 6.00%, 7/01/22 ................      7,000,000          7,868,840
     Upstate Community Colleges, Series A, Pre-Refunded, 6.125%, 7/01/27 ...............     11,845,000         13,358,791
     W.K. Nursing Home Corp., FHA Insured, 6.05%, 2/01/26 ..............................      6,800,000          7,227,788
   New York State Energy Research and Development Authority Electric Facilities Revenue,
    Consolidated Edison Project, Refunding, Series A, 6.10%, 8/15/20 ...................     11,820,000         12,412,300
   New York State Energy Research and Development Authority PCR, Niagara Mohawk Power
    Project, Refunding, Series A, AMBAC Insured, 5.15%, 11/01/25 .......................     20,000,000         20,129,200
   New York State Environmental Facilities Corp. PCR, State Water, Series E, 6.875%,
    6/15/14 ............................................................................      1,190,000          1,213,169


                                                              Annual Report | 27

Franklin New York Tax-Free Income Fund

-----------------------------------------------------------------------------------------------------------------------------
                                                                                         PRINCIPAL AMOUNT       VALUE
-----------------------------------------------------------------------------------------------------------------------------
   LONG TERM INVESTMENTS (CONT.)
   BONDS (CONT.)
   New York State Environmental Facilities Corp. State Clean Water and Drinking Revenue,
   Revolving Funds,
     Pooled Financing, Series B, 5.25%, 5/15/31 ........................................  $   9,595,000     $    9,773,563
     Series C, 5.25%, 6/15/31 ..........................................................     37,600,000         38,307,256
   New York State HFA, Service Contract Obligation Revenue,
     Series A, 6.50%, 3/15/24 ..........................................................        330,000            340,907
     Series A, 6.50%, 3/15/25 ..........................................................        860,000            924,603
     Series A, 6.00%, 3/15/26 ..........................................................        970,000          1,048,231
     Series A, Pre-Refunded, 6.375%, 9/15/15 ...........................................      4,430,000          4,957,259
     Series A, Pre-Refunded, 6.50%, 3/15/24 ............................................     28,000,000         28,980,000
     Series A, Pre-Refunded, 6.50%, 3/15/25 ............................................     10,410,000         11,260,497
     Series A, Pre-Refunded, 6.00%, 3/15/26 ............................................     15,755,000         17,406,439
     Series A-2003, 6.375%, 9/15/15 ....................................................         30,000             32,210
     Series A-2003, Pre-Refunded, 6.375%, 9/15/15 ......................................        540,000            583,259
     Series C, 6.30%, 3/15/22 ..........................................................      1,950,000          1,976,813
     Series C, 5.50%, 3/15/25 ..........................................................     17,015,000         17,367,891
   New York State HFAR,
     Children's Rescue Fund Housing, Series A, 7.625%, 5/01/18 .........................      4,820,000          4,842,750
     Health Facilities of New York City, Refunding, Series A, 6.00%, 11/01/08 ..........      2,400,000          2,546,808
     Health Facilities of New York City, Series A, 6.00%, 5/01/07 ......................     11,200,000         11,949,728
     Housing Project Mortgage, Refunding, Series A, FSA Insured, 6.10%, 11/01/15 .......     22,910,000         24,324,234
     Housing Project Mortgage, Refunding, Series A, FSA Insured, 6.125%, 11/01/20 ......     28,445,000         30,182,990
     MFHR, Second Mortgage, Series A, 7.00%, 8/15/23 ...................................      4,215,000          4,216,349
     MFHR, Second Mortgage, Series C, 6.60%, 8/15/27 ...................................      5,500,000          5,647,675
     MFHR, Second Mortgage, Series D, 6.25%, 8/15/23 ...................................      2,500,000          2,503,750
     MFHR, Second Mortgage, Series E, 6.75%, 8/15/25 ...................................      6,345,000          6,354,898
     MFMR, Refunding, Series C, FHA Insured, 6.45%, 8/15/14 ............................        990,000            991,337
     MFMR, Series A, FHA Insured, 7.00%, 8/15/22 .......................................      3,450,000          3,455,589
     MFMR, Series B, AMBAC Insured, 6.25%, 8/15/14 .....................................        525,000            537,511
     MFMR, Series B, AMBAC Insured, 6.35%, 8/15/23 .....................................      7,620,000          7,790,459
     MFMR, Series C, FHA Insured, 6.50%, 8/15/24 .......................................      6,765,000          6,776,568
     State Personal Income Tax Revenue, Economic Development and Housing, Series A,
      5.125%, 9/15/28 ..................................................................     12,425,000         12,279,379
     State Personal Income Tax Revenue, Economic Development and Housing, Series A,
      5.00%, 3/15/33 ...................................................................      7,000,000          6,751,150
   New York State Local Government Assistance Corp. Revenue,
     Refunding, Series B, MBIA Insured, 4.875%, 4/01/20 ................................      4,080,000          4,132,387
     Series A, 6.00%, 4/01/24 ..........................................................     11,200,000         11,851,392
   New York State Medical Care Facilities Finance Agency Revenue,
     Hospital and Nursing Home, Mortgage Revenue, Refunding, Series B, FHA Insured, 6.25%,
     2/15/25 ...........................................................................      2,635,000          2,776,868
     Hospital and Nursing Home, Mortgage Revenue, Refunding, Series B, FHA Insured, 6.25%,
      2/15/35 ..........................................................................      4,745,000          5,002,226
     Hospital and Nursing Home, Mortgage Revenue, Refunding, Series C, FHA Insured,
      Pre-Refunded, 6.375%, 8/15/29 ....................................................     63,365,000         64,036,035
     Hospital and Nursing Home, Mortgage Revenue, Series A, FHA Insured, 6.30%, 8/15/23       9,000,000          9,121,500
     Hospital and Nursing Home, Mortgage Revenue, Series A, FHA Insured, 6.25%, 2/15/27      12,235,000         12,539,652
     Hospital and Nursing Home, Mortgage Revenue, Series A, FHA Insured, 6.20%, 2/15/28      26,910,000         28,153,511



28 |  Annual Report

Franklin New York Tax-Free Income Fund

-----------------------------------------------------------------------------------------------------------------------------
                                                                                         PRINCIPAL AMOUNT       VALUE
-----------------------------------------------------------------------------------------------------------------------------
   LONG TERM INVESTMENTS (CONT.)
   BONDS (CONT.)
   New York State Medical Care Facilities Finance Agency Revenue, (cont.)
     Hospital and Nursing Home, Mortgage Revenue, Series A, FHA Insured,
      6.375%, 8/15/33 ..................................................................  $   7,940,000     $    8,047,428
     Hospital and Nursing Home, Mortgage Revenue, Series A, FHA Insured, 6.50%, 2/15/34       9,660,000          9,908,262
     Hospital and Nursing Home, Mortgage Revenue, Series C, FHA Insured, 6.20%, 8/15/23      21,540,000         22,837,354
     Hospital Mortgage, Series A, AMBAC Insured, Pre-Refunded, 6.80%, 8/15/24 ..........      3,200,000          3,385,120
     Hospital Mortgage, Series A, AMBAC Insured, Pre-Refunded, 6.50%, 8/15/29 ..........      5,125,000          5,410,821
     Hospital Mortgage, Series A, AMBAC Insured, Pre-Refunded, 6.90%, 8/15/34 ..........     31,210,000         33,037,033
     Huntington Hospital Mortgage, Project A, Refunding, Pre-Refunded, 6.50%, 11/01/14 .      5,500,000          5,727,370
     Medina Memorial Hospital Project, Series A, 7.30%, 5/01/11 ........................      1,875,000          1,880,569
     Mortgage Revenue Project, Series A, FHA Insured, 6.50%, 2/15/35 ...................      3,680,000          3,848,102
     Mortgage Revenue Project, Series B, FHA Insured, 6.60%, 8/15/34 ...................     23,775,000         24,388,395
     Mortgage Revenue Project, Series B, FHA Insured, 6.15%, 2/15/35 ...................      2,200,000          2,283,094
     Mortgage Revenue Project, Series C, FHA Insured, 6.375%, 8/15/29 ..................     10,200,000         10,564,650
     Mortgage Revenue Project, Series D, FHA Insured, 6.20%, 2/15/35 ...................      6,250,000          6,579,063
     Mortgage Revenue Project, Series E, FHA Insured, 6.375%, 2/15/35 ..................     13,200,000         13,934,844
     Mortgage Revenue Project, Series F, FHA Insured, Pre-Refunded, 6.30%, 8/15/25 .....     16,400,000         17,660,668
     Mortgage Revenue Project, Series F, FHA Insured, Pre-Refunded, 6.375%, 8/15/34 ....     21,050,000         22,686,848
     Second Mortgage, Health Care Project Revenue, Series B, 6.35%, 11/01/14 ...........      1,410,000          1,416,133
     Secured Hospital Revenue, Series A, 6.25%, 2/15/24 ................................     16,770,000         17,189,250
     Security Mortgage Program Revenue, Adult Day Care, 6.375%, 11/15/20 ...............     18,930,000         19,977,586
     Series A, FHA Insured, 6.125%, 2/15/15 ............................................      5,160,000          5,361,343
     Series A, FHA Insured, 7.45%, 8/15/31 .............................................      4,660,000          4,678,826
     Series A, FHA Insured, Pre-Refunded, 6.125%, 2/15/15 ..............................      1,000,000          1,079,830
     The Hospital for Special Surgery Revenue, Series A, Pre-Refunded, 6.375%, 8/15/24 .      5,765,000          5,941,121
     The Hospital for Special Surgery Revenue, Series A, Pre-Refunded, 6.45%, 8/15/34 ..     36,650,000         37,774,789
   New York State Mortgage Agency Revenue, Homeowners Mortgage, Series 61, 5.90%,
    4/01/27 ............................................................................      4,040,000          4,124,032
   New York State Municipal Bond Bank Agency Program Revenue, Buffalo, Series A, AMBAC
    Insured, 5.25%, 5/15/31 ............................................................      4,145,000          4,197,807
   New York State Municipal Bond Bank Agency School Purpose Revenue, Series C,
     5.25%, 6/01/21 ....................................................................      5,110,000          5,223,902
     5.25%, 12/01/21 ...................................................................      8,025,000          8,203,877
     5.25%, 6/01/22 ....................................................................      3,400,000          3,456,032
     5.25%, 12/01/22 ...................................................................      5,000,000          5,082,400
     5.00%, 6/01/23 ....................................................................      5,925,000          5,860,536
     5.00%, 12/01/23 ...................................................................      3,000,000          2,966,850
   New York State Power Authority Revenue, Series A, 5.25%,
     11/15/30 ..........................................................................      2,000,000          2,022,820
     11/15/40 ..........................................................................      9,000,000          9,043,650
   New York State Thruway Authority Highway and Bridge Trust Fund Revenue, Refunding,
     Series C, AMBAC Insured, 5.00%,
     4/01/19 ...........................................................................     20,000,000         20,546,200
     4/01/20 ...........................................................................     18,835,000         19,311,902
   New York State Thruway Authority Revenue, State Personal Income Tax, Transportation,
    Series A, 5.00%, 3/15/22 ...........................................................     14,270,000         14,424,829



                                                              Annual Report | 29

Franklin New York Tax-Free Income Fund

-----------------------------------------------------------------------------------------------------------------------------
                                                                                         PRINCIPAL AMOUNT       VALUE
-----------------------------------------------------------------------------------------------------------------------------
   LONG TERM INVESTMENTS (CONT.)
   BONDS (CONT.)
   New York State Thruway Authority Service Contract Revenue, Local Highway and Bridge,
     AMBAC Insured, Pre-Refunded, 5.375%, 4/01/19 ......................................  $  10,555,000     $   11,788,246
     Pre-Refunded, 6.25%, 4/01/14 ......................................................     23,970,000         25,413,234
     Pre-Refunded, 5.75%, 4/01/19 ......................................................     30,000,000         33,782,100
     New York State Tollway Authority General Revenue,
     Refunding, Series E, FGIC Insured, 5.00%, 1/01/25 .................................      6,500,000          6,505,980
     Series D, 5.25%, 1/01/21 ..........................................................     41,675,000         43,711,240
     Series D, 5.375%, 1/01/27 .........................................................     10,975,000         11,271,983
   New York State Tollway Authority Highway and Bridge Trust Fund Revenue,
     Series A, FGIC Insured, 5.00%, 4/01/17 ............................................      9,000,000          9,328,860
     Series A, FGIC Insured, 5.00%, 4/01/20 ............................................      2,500,000          2,558,350
     Series A, FGIC Insured, 5.00%, 4/01/21 ............................................      2,500,000          2,548,475
     Series B, MBIA Insured, 4.75%, 4/01/18 ............................................     12,465,000         12,656,961
     Series B, MBIA Insured, 4.875%, 4/01/19 ...........................................     10,290,000         10,476,558
     Series B, MBIA Insured, 4.90%, 4/01/20 ............................................     10,000,000         10,159,300
     Series B-1, FGIC Insured, 5.75%, 4/01/15 ..........................................      2,000,000          2,208,160
     Series B-1, FGIC Insured, 5.75%, 4/01/16 ..........................................      2,000,000          2,204,860
   New York State Urban Development Corp. Revenue,
     Cornell Center Project, 6.00%, 1/01/14 ............................................      4,075,000          4,130,990
     Correctional , Series A, MBIA Insured, 5.00%, 1/01/18 .............................      8,775,000          9,054,484
     Correctional Capital Facilities, Series 7, Pre-Refunded, 5.70%, 1/01/16 ...........      3,000,000          3,300,810
     Correctional Capital Facilities, Series 7, Pre-Refunded, 5.70%, 1/01/27 ...........     10,000,000         11,002,700
     Correctional Facilities Service Contract, Series A, Pre-Refunded, 5.00%, 1/01/28 ..     14,000,000         15,289,820
     Correctional Facilities Service Contract, Series B, Pre-Refunded, 5.00%, 1/01/25 ..     21,055,000         22,923,000
     Correctional Facilities Service Contract, Series C, AMBAC Insured, Pre-Refunded,
      6.00%, 1/01/29 ...................................................................     34,135,000         38,609,416
     Correctional Facilities Service Contract, Series D, FSA Insured, 5.25%, 1/01/30 ...     10,000,000         11,032,400
     Correctional, Series A, MBIA Insured, Pre-Refunded, 5.00%, 1/01/18 ................      3,225,000          3,522,119
     Onondaga County Convention Project, Refunding, 6.25%, 1/01/20 .....................     28,325,000         30,332,393
     Personal Income Tax, Series C-1, 5.00%, 3/15/25 ...................................      3,225,000          3,171,529
     Personal Income Tax, State Facilities, Series A, 5.25%, 3/15/32 ...................     20,000,000         20,023,600
     State Personal Income Tax, Series B Empire State, 5.125%, 3/15/29 .................      9,000,000          8,881,110
     State Personal Income Tax, Series B Empire State, MBIA Insured, 5.00%, 3/15/33 ....     11,010,000         10,860,264
     Youth Facilities, Pre-Refunded, 6.00%, 4/01/15 ....................................      8,500,000          8,994,360
   Niagara Falls City School District COP, High School Facilities, 5.375%, 6/15/28 .....      5,000,000          4,963,200
   Niagara Falls Public Water Authority Revenue, Series A, MBIA Insured, 5.00%, 7/15/34       9,000,000          8,875,350
   Oneida-Herkimer Solid Waste Management Authority Solid Waste Systems Revenue,
     6.75%, 4/01/14 ....................................................................        655,000            663,423
     Refunding, 6.65%, 4/01/05 .........................................................      1,115,000          1,129,294
   Otsego County IDA, Civic Facility Revenue, Hartwick College Project, Series A, Pre-Refunded,
    5.50%, 7/01/19 .....................................................................      3,400,000          3,790,966
   Port Authority of New York and New Jersey Revenue, Delta Air Lines Special Project, Series 1,
    6.95%, 6/01/08 .....................................................................      6,500,000          6,334,770
   Puerto Rico Commonwealth Highway and Transportation Authority Transportation Revenue,
     Series A, 5.00%, 7/01/38 ..........................................................     12,000,000         11,380,200
     Series Y, 5.00%, 7/01/36 ..........................................................      4,000,000          3,798,000
     Series Y, 5.50%, 7/01/36 ..........................................................     10,000,000         10,239,100
   Puerto Rico Commonwealth Urban Renewal and Housing Corp. Revenue, Commonwealth
    Appropriation, Refunding, 7.875%, 10/01/04 .........................................        805,000            807,705





30 |  Annual Report

Franklin New York Tax-Free Income Fund

-----------------------------------------------------------------------------------------------------------------------------
                                                                                         PRINCIPAL AMOUNT       VALUE
-----------------------------------------------------------------------------------------------------------------------------
   LONG TERM INVESTMENTS (CONT.)
   BONDS (CONT.)
   Puerto Rico Municipal Finance Agency Revenue, Series A, Pre-Refunded, 6.50%, 7/01/19   $  11,000,000     $   11,210,320
   Puerto Rico Public Finance Corp. Revenue, Commonwealth Appropriation, Series A, MBIA
    Insured, 5.00%, 8/01/31 ............................................................      4,000,000          3,993,840
   Rensselaer Municipal Leasing Corp. Leasehold Mortgage Revenue, Rensselaer County
    Nursing Home,
     Series A, 6.90%, 6/01/24 ..........................................................     10,000,000         10,263,000
     Series B, 6.90%, 6/01/24 ..........................................................      3,345,000          3,432,973
   Sachem Central School District Holbrook GO, Series B, MBIA Insured, 5.00%,
     10/15/27 ..........................................................................      3,885,000          3,874,161
     10/15/28 ..........................................................................      2,000,000          1,991,500
   St. Lawrence County IDA, Civic Facility Revenue, Clarkson University Project, Series A,
    5.50%, 7/01/29 .....................................................................      6,000,000          6,108,720
   Suffolk County Judicial Facilities Agency Service Agreement Revenue, John P. Cohalan Complex,
    AMBAC Insured, 5.00%, 4/15/16 ......................................................      2,720,000          2,839,870
   Syracuse IDA, Civic Facility Revenue, Crouse Health Hospital Inc., Project A,
     5.25%, 1/01/16 ....................................................................      4,000,000          3,080,760
     5.375%, 1/01/23 ...................................................................      4,760,000          3,410,159
   Tompkins County IDAR, Civic Facility, Cornell University, Pre-Refunded, 5.75%, 7/01/30     7,510,000          8,528,206
   Triborough Bridge and Tunnel Authority Revenue,
     AMBAC Isured, 5.00%, 11/15/28 .....................................................     15,000,000         14,874,150
     General Purpose, Refunding, Series B, 5.125%, 11/15/29 ............................     17,175,000         17,138,074
     General Purpose, Series A, 5.00%, 1/01/27 .........................................     34,500,000         33,948,345
     General Purpose, Series A, 5.125%, 1/01/31 ........................................     24,310,000         24,221,512
     General Purpose, Series A, 5.00%, 1/01/32 .........................................     40,450,000         39,560,100
     General Purpose, Series B, MBIA Insured, Pre-Refunded, 5.20%, 1/01/27 .............      4,110,000          4,384,384
     General Purpose, Series B, Pre-Refunded, 5.20%, 1/01/27 ...........................     15,000,000         16,001,400
     General Purpose, Series B, Pre-Refunded, 5.50%, 1/01/30 ...........................     32,185,000         34,639,106
     Refunding, MBIA Insured, 5.00%, 11/15/26 ..........................................     10,000,000          9,959,600
     Refunding, MBIA Insured, 5.00%, 11/15/32 ..........................................     11,050,000         10,901,046
     Refunding, Series B, 5.00%, 11/15/32 ..............................................     10,000,000          9,777,000
     Refunding, Series B, MBIA Insured, 5.00%, 11/15/27 ................................     10,000,000          9,931,500
     Series A, MBIA Insured, 5.00%, 1/01/32 ............................................     14,000,000         13,813,800
   TSASC Inc. New York Revenue, Tobacco Flexible Amortization Bonds, Series 1, 6.25%,
     7/15/27 ...........................................................................     35,000,000         33,001,850
     7/15/34 ...........................................................................     40,000,000         37,240,800
   United Nations Development Corp. Revenue, Senior Lien, Refunding, Series A, 5.25%,
     7/01/23 ...........................................................................      2,500,000          2,532,375
     7/01/25 ...........................................................................      2,000,000          2,020,020
   Utica IDA, Civic Facility Revenue, Munson Williams Proctor Institute,
     5.40%, 7/15/30 ....................................................................      1,000,000          1,023,680
     Series A, 5.50%, 7/15/29 ..........................................................      9,915,000         10,166,444
   Virgin Islands PFAR, Senior Lien, Fund Loan Notes, Refunding, Series A, 5.50%,
     10/01/15 ..........................................................................      2,500,000          2,604,750
     10/01/18 ..........................................................................      2,500,000          2,575,975
   Warren and Washington Counties IDAR, Adirondack Resource Recovery Project, Refunding,
    Series A, 7.90%, 12/15/07 ..........................................................     20,685,000         20,731,334
   Warren and Washington IDA Civic Facility Revenue, Series A, FSA Insured,
    5.00%, 12/01/27 ....................................................................      8,115,000          7,950,184


                                                              Annual Report | 31

Franklin New York Tax-Free Income Fund

-----------------------------------------------------------------------------------------------------------------------------
                                                                                         PRINCIPAL AMOUNT       VALUE
-----------------------------------------------------------------------------------------------------------------------------
   LONG TERM INVESTMENTS (CONT.)
   BONDS (CONT.)
   Westchester Tobacco Asset Securitization Corp. Revenue, Capital Appreciation,
    6.75%, 7/15/29 .....................................................................  $  15,000,000     $   14,506,350
   Yonkers GO, Series A, 9.20%, 2/01/05 ................................................      1,095,000          1,146,465
   TOTAL BONDS (COST $4,555,755,758) ...................................................                     4,771,432,139

   ZERO COUPON BONDS 1.9%
   MTA Service Contract Revenue,
     Commuter Facilities, Refunding, Series 7, 7/01/10 .................................      7,500,000          6,016,275
     Commuter Facilities, Refunding, Series 7, 7/01/11 .................................      7,590,000          5,782,517
     Commuter Facilities, Refunding, Series 7, 7/01/13 .................................      2,065,000          1,414,711
     Transit Facilities, Refunding, Series 7, 7/01/09 ..................................     13,125,000         11,026,838
     Transit Facilities, Refunding, Series 7, 7/01/10 ..................................      9,000,000          7,219,530
     Transit Facilities, Refunding, Series 7, 7/01/12 ..................................     15,380,000         11,116,049
     Transit Facilities, Refunding, Series 7, 7/01/13 ..................................      7,935,000          5,436,189
   New York City GO,
     Capital Appreciation, Series A-2, 8/01/10 .........................................      2,690,000          2,092,336
     Citysavers, Series B, 8/01/09 .....................................................      8,875,000          7,278,388
     Citysavers, Series B, 6/01/12 .....................................................      1,030,000            779,432
     Citysavers, Series B, 12/01/12 ....................................................      1,030,000            758,708
     Citysavers, Series B, 6/01/13 .....................................................      1,030,000            736,811
     Citysavers, Series B, 12/01/13 ....................................................      1,030,000            716,983
     Citysavers, Series B, 6/01/14 .....................................................      1,030,000            695,312
     Citysavers, Series B, 12/01/14 ....................................................      1,030,000            677,225
     Citysavers, Series B, 6/01/15 .....................................................      1,030,000            654,483
     Citysavers, Series B, 12/01/15 ....................................................      1,030,000            639,012
     Citysavers, Series B, 6/01/16 .....................................................      1,030,000            617,372
     Citysavers, Series B, 12/01/16 ....................................................      1,030,000            602,529
     Citysavers, Series B, 6/01/17 .....................................................      1,030,000            580,621
     Citysavers, Series B, 12/01/17 ....................................................      1,030,000            566,376
     Citysavers, Series B, 6/01/18 .....................................................      1,030,000            546,487
     Citysavers, Series B, 12/01/18 ....................................................      1,005,000            519,937
     Citysavers, Series B, 6/01/19 .....................................................      1,030,000            513,548
     Citysavers, Series B, 12/01/19 ....................................................      1,030,000            500,559
     Citysavers, Series B, 6/01/20 .....................................................     10,000,000          4,351,800
   Orangetown Housing Authority Housing Facilities Revenue, Senior Housing Center Project,
    Refunding, MBIA Insured, 4/01/30 ...................................................     21,170,000          5,045,869
   Triborough Bridge and Tunnel Authority Revenue, Convention Center Project, Series E,
    1/01/12 ............................................................................     21,625,000         15,549,672
                                                                                                            ---------------
  TOTAL ZERO COUPON BONDS (COST $76,334,700) ...........................................                        92,435,569
                                                                                                            ---------------
  TOTAL LONG TERM INVESTMENTS (COST $4,632,090,458) ....................................                     4,863,867,708
                                                                                                            ---------------



32 |  Annual Report

Franklin New York Tax-Free Income Fund

-----------------------------------------------------------------------------------------------------------------------------
                                                                                         PRINCIPAL AMOUNT       VALUE
-----------------------------------------------------------------------------------------------------------------------------
   SHORT TERM INVESTMENTS .1%
 b Jay Street Development Corp. Certificate Facilities Lease Revenue, Jay Street Project,
     Series A-2, AMBAC Insured, Daily VRDN and Put, .98%, 5/01/20 ......................  $   3,430,000     $    3,430,000
     Series A-4, Daily VRDN and Put, 1.07%, 5/01/22 ....................................      1,100,000          1,100,000
 b Long Island Power Authority Electric Systems Revenue, Sub Series 2, Daily VRDN and Put,
    1.07%, 5/01/33 .....................................................................      1,400,000          1,400,000
 b Port Authority of New York and New Jersey Special Obligation Revenue, Versatile Structure,
    Series 2, Daily VRDN and Put, 1.09%, 5/01/19 .......................................      1,700,000          1,700,000
                                                                                                            ---------------
   TOTAL SHORT TERM INVESTMENTS (COST $7,630,000) ......................................                         7,630,000
                                                                                                            ---------------
   TOTAL INVESTMENTS (COST $4,639,720,458) 99.1% .......................................                     4,871,497,708
   OTHER ASSETS, LESS LIABILITIES .9% ..................................................                        42,999,743
                                                                                                            ---------------
   NET ASSETS 100.0% ...................................................................                    $4,914,497,451
                                                                                                            ===============



See Glossary of Terms on page 34.

a See Note 1(b) regarding securities purchased on a delayed delivery basis.
b Variable rate demand notes (VRDNs) are tax-exempt obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the principal balance plus accrued interest at specified dates.



                         Annual Report | See notes to financial statements. | 33

Franklin New York Tax-Free Income Fund

GLOSSARY OF TERMS

AMBAC     - American Municipal Bond Assurance Corp.
COP       - Certificate of Participation
ETM       - Escrow to Maturity
FGIC      - Financial Guaranty Insurance Co.
FHA       - Federal Housing Authority/Agency
FSA       - Financial Security Assistance
GO        - General Obligation
HDC       - Housing Development Corp.
HFA       - Housing Finance Authority/Agency
HFAR      - Housing Finance Authority/Agency Revenue
IDA       - Industrial Development Authority/Agency
IDAR      - Industrial Development Authority/Agency Revenue
MBIA      - Municipal Bond Investors Assurance Corp.
MFHR      - Multi-Family Housing Revenue
MFMR      - Multi-Family Mortgage Revenue
MFR       - Multi-Family Revenue
MTA       - Metropolitan Transit Authority
PCR       - Pollution Control Revenue
PFAR      - Public Financing Authority Revenue




34|  Annual Report

Franklin New York Tax-Free Income Fund

FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES

May 31, 2004

Assets:
 Investments in securities:
  Cost ........................................................  $4,639,720,458
                                                                 ---------------
  Value .......................................................   4,871,497,708
 Cash .........................................................          62,448
 Receivables:
  Capital shares sold .........................................       4,236,473
  Interest ....................................................      75,905,552
                                                                 ---------------
      Total assets ............................................   4,951,702,181
                                                                 ---------------
Liabilities:
 Payables:
  Investment securities purchased .............................      24,357,020
  Capital shares redeemed .....................................       7,173,084
  Affiliates ..................................................       2,914,785
  Shareholders ................................................       2,491,813
 Other liabilities ............................................         268,028
                                                                 ---------------
      Total liabilities .......................................      37,204,730
                                                                 ---------------
Net assets, at value ..........................................  $4,914,497,451
                                                                 ---------------
Net assets consist of:
 Undistributed net investment income ..........................  $    3,273,945
 Net unrealized appreciation (depreciation) ...................     231,777,250
 Accumulated net realized gain (loss) .........................     (18,863,500)
 Capital shares ...............................................   4,698,309,756
                                                                 ---------------
Net assets, at value ..........................................  $4,914,497,451
                                                                 ---------------





                                                              Annual Report | 35

Franklin New York Tax-Free Income Fund

STATEMENT OF ASSETS AND LIABILITIES (CONTINUED)

May 31, 2004

CLASS A:
 Net assets, at value ..........................................................   $4,429,311,976
                                                                                   ---------------
 Shares outstanding ............................................................      380,643,312
                                                                                   ---------------
 Net asset value per share a ...................................................           $11.64
                                                                                   ---------------
 Maximum offering price per share (net asset value per share / 95.75%) .........           $12.16
                                                                                   ---------------
CLASS B:
 Net assets, at value ..........................................................   $  231,664,227
                                                                                   ---------------
 Shares outstanding ............................................................       19,946,907
                                                                                   ---------------
 Net asset value and maximum offering price per share a ........................           $11.61
                                                                                   ---------------

CLASS C:
 Net assets, at value ..........................................................   $  231,051,469
                                                                                   ---------------
 Shares outstanding ............................................................       19,866,025
                                                                                   ---------------
 Net asset value and maximum offering price per share a ........................           $11.63
                                                                                   ---------------

ADVISOR CLASS:
 Net assets, at value ..........................................................   $   22,469,779
                                                                                   ---------------
 Shares outstanding ............................................................        1,930,280
                                                                                   ---------------
 Net asset value and maximum offering price per share ..........................           $11.64
                                                                                   ---------------



a Redemption price is equal to net asset value less any applicable contingent deferred sales charge.



36  |  See notes to financial statements.  |  Annual Report

Franklin New York Tax-Free Income Fund

STATEMENT OF OPERATIONS
for the year ended May 31, 2004



Investment income:
 Interest ...............................................................   $268,328,604
                                                                            -------------
Expenses:
 Management fees (Note 3) ...............................................     23,312,426
 Distribution fees (Note 3)
  Class A ...............................................................      4,193,381
  Class B ...............................................................      1,536,750
  Class C ...............................................................      1,569,364
 Transfer agent fees (Note 3) ...........................................      2,243,320
 Custodian fees .........................................................         68,102
 Reports to shareholders ................................................        134,391
 Registration and filing fees ...........................................         53,625
 Professional fees (Note 3) .............................................        116,606
 Trustees' fees and expenses ............................................         79,086
 Other ..................................................................        338,384
                                                                            -------------
      Total expenses ....................................................     33,645,435
                                                                            -------------
        Net investment income ...........................................    234,683,169
                                                                            -------------
Realized and unrealized gains (losses):
 Net realized gain (loss) from investments ..............................      6,798,177
 Net unrealized appreciation (depreciation) on investments ..............   (262,029,310)
                                                                            -------------
Net realized and unrealized gain (loss) .................................   (255,231,133)
                                                                            -------------
Net increase (decrease) in net assets resulting from operations .........   $(20,547,964)
                                                                            -------------





                         Annual Report | See notes to financial statements. | 37

Franklin New York Tax-Free Income Fund

STATEMENTS OF CHANGES IN NET ASSETS
for the years ended May 31, 2004 and 2003


                                                                               ----------------------------------
                                                                                    2004               2003
                                                                               ----------------------------------
Increase (decrease) in net assets:
 Operations:
  Net investment income ....................................................   $  234,683,169     $  244,300,381
  Net realized gain (loss) from investments ................................        6,798,177          5,006,383
  Net unrealized appreciation (depreciation) on investments ................     (262,029,310)       243,448,165
                                                                               ----------------------------------
      Net increase (decrease) in net assets resulting from operations ......      (20,547,964)       492,754,929
 Distributions to shareholders from:
  Net investment income:
   Class A .................................................................     (213,303,897)      (225,619,458)
   Class B .................................................................       (9,557,046)        (8,284,786)
   Class C .................................................................       (9,727,464)        (9,038,590)
   Advisor Class ...........................................................         (918,996)          (760,077)
                                                                               ----------------------------------
 Total distributions to shareholders .......................................     (233,507,403)      (243,702,911)
 Capital share transactions: (Note 2)
   Class A .................................................................     (170,296,090)        (8,374,738)
   Class B .................................................................        9,572,486         63,785,148
   Class C .................................................................           94,846         43,777,769
   Advisor Class ...........................................................        5,281,645          3,451,801
                                                                               ----------------------------------
 Total capital share transactions ..........................................     (155,347,113)       102,639,980
      Net increase (decrease) in net assets ................................     (409,402,480)       351,691,998
Net assets
 Beginning of year .........................................................    5,323,899,931      4,972,207,933
                                                                               ----------------------------------
 End of year ...............................................................   $4,914,497,451     $5,323,899,931
                                                                               ----------------------------------
Undistributed net investment income included in net assets:
 End of year ...............................................................   $    3,273,945     $    3,138,610
                                                                               ----------------------------------



38 |  See notes to financial statements.  |  Annual Report

Franklin New York Tax-Free Income Fund

NOTES TO FINANCIAL STATEMENTS

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Franklin New York Tax-Free Income Fund (the Fund) is registered under the Investment Company Act of 1940 as a diversified, open-end investment company. The Fund seeks to provide investors with as high a level of income exempt from federal, New York state and New York City income taxes as is consistent with prudent investing, while seeking preservation of shareholders' capital.

The following summarizes the Fund's significant accounting policies.

A. SECURITY VALUATION

Tax-free bonds generally trade in the over-the-counter market. The Fund utilizes independent pricing services to perform any of the pricing functions under procedures approved by the Board of Trustees. Tax-free bonds may be valued by the pricing services using matrix pricing, which considers such factors as prices of comparable quality issues, yield, maturity, coupon, and credit ratings. If events occur that materially affect the values of securities after the prices are determined but prior to 4:00 p.m. Eastern time or the close of trading on the NYSE, whichever is earlier, or if market quotations are deemed not readily available or reliable, the securities will be valued at fair value as determined following procedures approved by the Board of Trustees. Short-term securities are valued at amortized cost which approximates value.

B. SECURITIES PURCHASED ON A WHEN-ISSUED OR DELAYED DELIVERY BASIS

The Fund may purchase securities on a when-issued or delayed delivery basis, with payment and delivery scheduled for a future date. These transactions are subject to market fluctuations and are subject to the risk that the value at delivery may be more or less than the trade date purchase price. Although the Fund will generally purchase these securities with the intention of holding the securities, it may sell the securities before the settlement date. Sufficient assets have been segregated for these securities.

C. INCOME TAXES

No provision has been made for income taxes because the Fund's policy is to qualify as a regulated investment company under the Internal Revenue Code and to distribute substantially all of its income.

D. SECURITY TRANSACTIONS, INVESTMENT INCOME, EXPENSES AND DISTRIBUTIONS

Security transactions are accounted for on trade date. Realized gains and losses on security transactions are determined on a specific identification basis. Interest income and estimated expenses are accrued daily. Bond discount and premium are amortized on a yield to maturity basis. Distributions to shareholders are recorded on the ex-dividend date.

Realized and unrealized gains and losses and net investment income, other than class specific expenses, are allocated daily to each class of shares based upon the relative proportion of net assets of each class.

                                                              Annual Report | 39

Franklin New York Tax-Free Income Fund

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

E. ACCOUNTING ESTIMATES

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

F. GUARANTEES AND INDEMNIFICATIONS

Under the Fund's organizational documents, its officers and trustees are indemnified against certain liability arising out of the performance of their duties to the Fund. Additionally, in the normal course of business the Fund enters into contracts with service providers that contain general indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

2. SHARES OF BENEFICIAL INTEREST

The Fund offers four classes of shares: Class A, Class B, Class C, and Advisor Class. Each class of shares differs by its initial sales load, contingent deferred sales charges, distribution fees, voting rights on matters affecting a single class and its exchange privilege.

At May 31, 2004, there were an unlimited number of shares authorized ($.01 par value). Transactions in the Fund's shares were as follows:

                                       ---------------------------------------------------------------
                                                               YEAR ENDED MAY 31,
                                                   2004                              2003
                                       ---------------------------------------------------------------
                                         SHARES          AMOUNT            SHARES          AMOUNT
                                       ---------------------------------------------------------------
CLASS A SHARES:
 Shares sold .........................  22,908,833   $ 272,883,264        31,269,637    $ 371,509,962
 Shares issued in reinvestment of
 distributions .......................  10,190,598     121,248,982        10,400,672      123,140,266
 Shares redeemed ..................... (47,486,868)   (564,428,336)      (42,363,253)    (503,024,966)
                                       ---------------------------------------------------------------
 Net increase (decrease) ............. (14,387,437)  $(170,296,090)         (692,944)   $  (8,374,738)
                                       ---------------------------------------------------------------

CLASS B SHARES:
 Shares sold .........................   3,077,811   $  36,652,099         6,319,516    $  74,942,461
 Shares issued in reinvestment of
 distributions .......................     540,157       6,416,144           464,323        5,491,671
 Shares redeemed .....................  (2,829,226)    (33,495,757)       (1,402,551)     (16,648,984)
                                       ---------------------------------------------------------------
 Net increase (decrease) .............     788,742   $   9,572,486         5,381,288    $  63,785,148
                                       ---------------------------------------------------------------




40  | Annual Report

Franklin New York Tax-Free Income Fund

2. SHARES OF BENEFICIAL INTEREST (CONTINUED)

                                       ---------------------------------------------------------------
                                                               YEAR ENDED MAY 31,
                                                   2004                              2003
                                       ---------------------------------------------------------------
                                         SHARES          AMOUNT            SHARES          AMOUNT
                                       ---------------------------------------------------------------
CLASS C SHARES:
 Shares sold .........................   3,848,641   $  45,978,578         5,843,855    $  69,435,630
 Shares issued in reinvestment of
 distributions .......................     548,293       6,523,046           506,929        6,003,538
 Shares redeemed .....................  (4,415,573)    (52,406,778)       (2,666,311)     (31,661,399)
                                       ---------------------------------------------------------------
 Net increase (decrease) .............     (18,639)  $      94,846         3,684,473    $  43,777,769
                                       ---------------------------------------------------------------

ADVISOR CLASS SHARES:
 Shares sold .........................     817,351   $   9,819,515           504,062    $   6,017,897
 Shares issued in reinvestment of
 distributions .......................       3,451          41,210             4,150           49,255
 Shares redeemed .....................    (385,284)     (4,579,080)         (219,616)      (2,615,351)
                                       ---------------------------------------------------------------
 Net increase (decrease) .............     435,518   $   5,281,645           288,596    $   3,451,801
                                       ---------------------------------------------------------------


3. TRANSACTIONS WITH AFFILIATES

Certain officers and trustees of the Fund are also officers or directors of the following entities:

---------------------------------------------------------------------------------------
  ENTITY                                                        AFFILIATION
---------------------------------------------------------------------------------------
  Franklin Advisers, Inc. (Advisers)                            Investment manager
  Franklin Templeton Distributors, Inc. (Distributors)          Principal underwriter
  Franklin Templeton Services, LLC (FT Services)                Administrative manager
  Franklin/Templeton Investor Services, LLC (Investor Services) Transfer agent

The Fund pays an investment management fee to Advisers based on the month-end net assets of the Fund as follows:

----------------------------------------------------------------------------
  ANNUALIZED FEE RATE   NET ASSETS
----------------------------------------------------------------------------
         .625%          First $100 million
         .500%          Over $100 million, up to and including $250 million
         .450%          Over $250 million, up to and including $10 billion

Fees are further reduced on net assets over $10 billion.

Under an agreement with Advisers, FT Services provides administrative services to the Fund. The fee is paid by Advisers based on average daily net assets, and is not an additional expense of the Fund.

The Fund reimburses Distributors up to .10%, .65%, and .65% per year of their average daily net assets of Class A, Class B, and Class C, respectively, for costs incurred in marketing the Fund's shares under a Rule 12b-1 plan.

Distributors has advised the Fund it paid net commissions on sales of the Fund's shares, and received contingent deferred sales charges for the year of $1,045,321 and $511,695, respectively.



                                                              Annual Report | 41

Franklin New York Tax-Free Income Fund

3. TRANSACTIONS WITH AFFILIATES (CONTINUED)

The Fund paid shareholder servicing fees of $2,243,320 of which $1,588,392 was paid to Investor Services.

Included in professional fees are legal fees of $27,000 that were paid to a law firm in which a partner is an officer of the Fund.

4. INCOME TAXES

At May 31, 2004, the Fund had tax basis capital losses which may be carried over to offset future capital gains. Such losses expire as follows:

Capital loss carryovers expiring in:

 2008 ..................................................     $ 3,039,740
 2009 ..................................................      14,143,946
                                                          --------------
                                                             $17,183,686
                                                          --------------

At May 31, 2004, the cost of investments, net unrealized appreciation (depreciation), and undistributed tax exempt income for income tax purposes were as follows:

Investments at cost ....................................  $4,639,190,167
                                                          --------------
Unrealized appreciation ................................  $  251,434,246
Unrealized depreciation ................................     (19,126,705)
                                                          --------------
Net unrealized appreciation (depreciation) .............  $  232,307,541
                                                          --------------
Distributable earnings - undistributed
 tax exempt income .....................................  $   1,063,843
                                                          --------------

Net investment income differs for financial statement and tax purposes primarily due to differing treatments of bond discounts.

Net realized gains differ for financial statement and tax purposes primarily due to differing treatments of wash sales and bond discounts.

The tax character of distributions paid during the years ended May 31, 2004 and 2003, was as follows:

                                            ----------------------------
                                               2004            2003
                                            ----------------------------
Distributions paid from:
 Tax-exempt income ......................   $233,507,403    $243,702,911


5. INVESTMENT TRANSACTIONS

Purchases and sales of investments (excluding short-term securities) for the year ended May 31, 2004 aggregated $523,467,198 and $621,551,284, respectively.

42 |  Annual Report

Franklin New York Tax-Free Income Fund

6. REGULATORY MATTERS

MASSACHUSETTS ADMINISTRATIVE PROCEEDING

On February 4, 2004, the Securities Division of the Office of the Secretary of the Commonwealth of Massachusetts filed an administrative complaint against Franklin Resources, Inc. and certain of its subsidiaries (the "Company") claiming violations of the Massachusetts Uniform Securities Act ("Massachusetts Act") with respect to an alleged arrangement to permit market timing (the "Mass. Proceeding"). On February 14, 2004, the Company filed an answer denying all violations of the Massachusetts Act.

GOVERNMENTAL INVESTIGATIONS

As part of ongoing investigations by the U.S. Securities and Exchange Commission
(SEC), the U.S. Attorney for the Northern District of California, the New York Attorney General, the California Attorney General, the U.S. Attorney for the District of Massachusetts, the Florida Department of Financial Services and the Commissioner of Securities, the West Virginia Attorney General and the Vermont Department of Banking, Insurance, Securities, and Health Care Administration, relating to certain practices in the mutual fund industry, including late trading, market timing and payments to securities dealers who sell Fund shares, the Company and its subsidiaries, as well as certain current or former executives and employees of the Company, have received requests for information and/or subpoenas to testify or produce documents. The Company and its current employees are providing documents and information in response to these requests and subpoenas. In addition, the Company has responded to requests for similar kinds of information from regulatory authorities in some of the foreign countries where the Company conducts its global asset management business.

The staff of the SEC has informed the Company that it intends to recommend that the SEC authorize a civil injunctive action against the Fund's investment manager. The SEC's investigation is focused on the activities that are the subject of the Mass. Proceeding described above and other instances of alleged market timing by a limited number of third parties that ended in 2000. The Company currently believes that the charges the SEC staff is contemplating are unwarranted. There are discussions underway with the SEC staff in an effort to resolve the issues raised in their investigation.

In response to requests for information and subpoenas from the SEC and the California Attorney General, the Company has provided documents and testimony has been taken relating to payments to security dealers who sell Fund shares. Effective November 28, 2003, the Company determined not to direct any further brokerage commissions where the allocation is based, not only on best execution, but also on the sale of Fund shares.


                                                              Annual Report | 43

Franklin New York Tax-Free Income Fund

6. REGULATORY MATTERS (CONTINUED)

OTHER LEGAL PROCEEDINGS

The Fund, in addition to other entities within Franklin Templeton Investments, including the Company and certain of its subsidiaries, other funds, and current and former officers, employees, and directors have been named in multiple lawsuits in different federal courts in Nevada, California, Illinois, New York, New Jersey, and Florida, alleging violations of various federal securities laws and seeking, among other things, monetary damages and costs. Specifically, the lawsuits claim breach of duty with respect to alleged arrangements to permit market timing and/or late trading activity, or breach of duty with respect to the valuation of the portfolio securities of certain funds managed by Company subsidiaries, resulting in alleged market timing activity. The majority of these lawsuits duplicate, in whole or in part, the allegations asserted in the Mass. Proceeding detailed above. The lawsuits are styled as class actions or derivative actions.

In addition, the Company and its subsidiaries, as well as certain current and former officers, employees, and directors have been named in multiple lawsuits alleging violations of various securities laws and pendent state law claims relating to the disclosure of directed brokerage payments and payment of allegedly excessive commissions and advisory fees. These lawsuits are styled as class actions and derivative actions.

Management strongly believes that the claims made in each of these lawsuits are without merit and intends to vigorously defend against them.

The Company cannot predict with certainty the eventual outcome of the foregoing Mass. Proceeding, other governmental investigations or class actions or other lawsuits. The impact, if any, of these matters on the Fund is uncertain at this time. If the Company determines that it bears responsibility for any unlawful or inappropriate conduct that caused losses to the Fund, it is committed to making the Fund or its shareholders whole, as appropriate.




44|  Annual Report

Franklin New York Tax-Free Income Fund

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

TO THE BOARD OF TRUSTEES AND SHAREHOLDERS OF FRANKLIN NEW YORK TAX-FREE INCOME FUND

In our opinion, the accompanying statement of assets and liabilities, including the statement of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Franklin New York Tax-Free Income Fund (the "Fund") at May 31, 2004, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States), which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at May 31, 2004 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

San Francisco, California
July 9, 2004




                                                              Annual Report | 45

Franklin New York Tax-Free Income Fund

TAX DESIGNATION (UNAUDITED)

Under Section 852(b)(5)(A) of the Internal Revenue Code, the Fund hereby designates 100% of the distributions paid from net investment income as exempt-interest dividends for the fiscal year ended May 31, 2004. A portion of the Fund's exempt-interest dividends may be subject to the federal alternative minimum tax. In January 2005, shareholders will be notified of amounts for use in preparing their 2004 income tax returns.








46 |  Annual Report

Board Members and Officers

The name, age and address of the officers and board members, as well as their affiliations, positions held with the Fund, principal occupations during the past five years and number of portfolios overseen in the Franklin Templeton Investments fund complex are shown below. Each board member will serve until that person's successor is elected and qualified.

INDEPENDENT BOARD MEMBERS

------------------------------------------------------------------------------------------------------------------------------
                                                                 NUMBER OF PORTFOLIOS IN
                                                LENGTH OF        FUND COMPLEX OVERSEEN
 NAME, AGE AND ADDRESS           POSITION       TIME SERVED      BY BOARD MEMBER*          OTHER DIRECTORSHIPS HELD
------------------------------------------------------------------------------------------------------------------------------
 HARRIS J. ASHTON (71)           Trustee        Since 1982       141                       Director, Bar-S Foods (meat packing
 One Franklin Parkway                                                                      company).
 San Mateo, CA 94403-1906

 PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
 Director of various companies; and FORMERLY, Director, RBC Holdings, Inc. (bank holding company) (until 2002); and
 President, Chief Executive Officer and Chairman of the Board, General Host Corporation (nursery and craft centers) (until
 1998).
------------------------------------------------------------------------------------------------------------------------------
 S. JOSEPH FORTUNATO (71)        Trustee        Since 1982       142                       None
 One Franklin Parkway
 San Mateo, CA 94403-1906

 PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
 Attorney; and FORMERLY, member of the law firm of Pitney, Hardin, Kipp & Szuch.
------------------------------------------------------------------------------------------------------------------------------
 EDITH E. HOLIDAY (52)           Trustee        Since 1998       97                        Director, Amerada Hess Corporation
 One Franklin Parkway                                                                      (exploration and refining of oil
 San Mateo, CA 94403-1906                                                                  and gas); H.J. Heinz Company
                                                                                           (processed foods and allied
                                                                                           products); RTI International
                                                                                           Metals, Inc. (manufacture and
                                                                                           distribution of titanium); and
                                                                                           Canadian National Railway
                                                                                           (railroad).

 PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
 Director or Trustee of various companies and trusts; and FORMERLY, Assistant to the President of the United States and
 Secretary of the Cabinet (1990-1993); General Counsel to the United States Treasury Department (1989-1990); and Counselor to
 the Secretary and Assistant Secretary for Public Affairs and Public Liaison-United States Treasury Department (1988-1989).
------------------------------------------------------------------------------------------------------------------------------
 GORDON S. MACKLIN (76)          Trustee        Since 1992       141                       Director, White Mountains
 One Franklin Parkway                                                                      Insurance Group, Ltd. (holding
 San Mateo, CA 94403-1906                                                                  company); Martek Biosciences
                                                                                           Corporation; MedImmune, Inc.
                                                                                           (biotechnology); and Overstock.com
                                                                                           (Internet services); and FORMERLY,
                                                                                           Director, MCI Communication
                                                                                           Corporation (subsequently known as
                                                                                           MCI WorldCom, Inc. and WorldCom,
                                                                                           Inc.) (communications services)
                                                                                           (1988-2002) and Spacehab, Inc.
                                                                                           (aerospace services) (1994-2003).

 PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
 Deputy Chairman, White Mountains Insurance Group, Ltd. (holding company); and FORMERLY, Chairman, White River Corporation
 (financial services) (1993-1998) and Hambrecht & Quist Group (investment banking) (1987-1992); and President, National
 Association of Securities Dealers, Inc. (1970-1987).
------------------------------------------------------------------------------------------------------------------------------



                                                              Annual Report | 47

INTERESTED BOARD MEMBERS AND OFFICERS

------------------------------------------------------------------------------------------------------------------------------
                                                                 NUMBER OF PORTFOLIOS IN
                                                LENGTH OF        FUND COMPLEX OVERSEEN
 NAME, AGE AND ADDRESS           POSITION       TIME SERVED      BY BOARD MEMBER*          OTHER DIRECTORSHIPS HELD
------------------------------------------------------------------------------------------------------------------------------
 **CHARLES B. JOHNSON (71)       Trustee,       Trustee since    141                       None
 One Franklin Parkway            President and  1982, President
 San Mateo, CA 94403-1906        Chief          since 1983 and
                                 Executive      Chief Executive
                                 Officer -      Officer -
                                 Investment     Investment
                                 Management     Management
                                                since 2002

 PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
 Chairman of the Board, Member - Office of the Chairman and Director, Franklin Resources, Inc.; Vice President, Franklin
 Templeton Distributors, Inc.; Director, Fiduciary Trust Company International; and officer and/or director or trustee, as the case may be, of some of the other subsidiaries of Franklin Resources, Inc. and of 46 of the investment companies in
 Franklin Templeton Investments.
------------------------------------------------------------------------------------------------------------------------------
 **RUPERT H. JOHNSON, JR. (63)   Trustee and    Since 1983       124                       None
 One Franklin Parkway            Vice President
 San Mateo, CA 94403-1906

 PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
 Vice Chairman, Member - Office of the Chairman and Director, Franklin Resources, Inc.; Vice President and Director, Franklin
 Templeton Distributors, Inc.; Director, Franklin Advisers, Inc. and Franklin Investment Advisory Services, Inc.; Senior Vice
 President, Franklin Advisory Services, LLC; and officer and/or director or trustee, as the case may be, of some of the other subsidiaries of Franklin Resources, Inc. and of 49 of the investment companies in Franklin Templeton Investments.
------------------------------------------------------------------------------------------------------------------------------
 SHEILA AMOROSO (44)             Vice President Since 1999       Not Applicable            None
 One Franklin Parkway
 San Mateo, CA 94403-1906

 PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
 Senior Vice President, Franklin Advisers, Inc.; and officer of eight of the investment companies in Franklin Templeton
 Investments.
------------------------------------------------------------------------------------------------------------------------------
 HARMON E. BURNS (59)            Vice President Since 1987       Not Applicable            None
 One Franklin Parkway
 San Mateo, CA 94403-1906

 PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
 Vice Chairman, Member - Office of the Chairman and Director, Franklin Resources, Inc.; Vice President and Director, Franklin
 Templeton Distributors, Inc.; Executive Vice President, Franklin Advisers, Inc.; Director, Franklin Investment Advisory
 Services, Inc.; and officer and/or director or trustee, as the case may be, of some of the other subsidiaries of Franklin
 Resources, Inc. and of 49 of the investment companies in Franklin Templeton Investments.
------------------------------------------------------------------------------------------------------------------------------
 RAFAEL R. COSTAS, JR. (39)      Vice President Since 1999       Not Applicable            None
 One Franklin Parkway
 San Mateo, CA 94403-1906

 PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
 Senior Vice President, Franklin Advisers, Inc.; and officer of eight of the investment companies in Franklin Templeton
 Investments.
------------------------------------------------------------------------------------------------------------------------------




48 |  Annual Report

------------------------------------------------------------------------------------------------------------------------------
                                                                 NUMBER OF PORTFOLIOS IN
                                                LENGTH OF        FUND COMPLEX OVERSEEN
 NAME, AGE AND ADDRESS           POSITION       TIME SERVED      BY BOARD MEMBER*          OTHER DIRECTORSHIPS HELD
------------------------------------------------------------------------------------------------------------------------------
 MARTIN L. FLANAGAN (43)         Vice President Since 1995       Not Applicable            None
 One Franklin Parkway
 San Mateo, CA 94403-1906

 PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
 Co-President and Chief Executive Officer, Franklin Resources, Inc.; Senior Vice President and Chief Financial Officer,
 Franklin Mutual Advisers, LLC; Executive Vice President, Chief Financial Officer and Director, Templeton Worldwide, Inc.;
 Executive Vice President and Chief Operating Officer, Templeton Investment Counsel, LLC; President and Director, Franklin
 Advisers, Inc.; Executive Vice President, Franklin Investment Advisory Services, Inc. and Franklin Templeton Investor
 Services, LLC; Chief Financial Officer, Franklin Advisory Services, LLC; Chairman, Franklin Templeton Services, LLC; and
 officer and/or director or trustee, as the case may be, of some of the other subsidiaries of Franklin Resources, Inc. and of
 49 of the investment companies in Franklin Templeton Investments.
------------------------------------------------------------------------------------------------------------------------------
 JIMMY D. GAMBILL (56)           Senior Vice    Since 2002       Not Applicable            None
 500 East Broward Blvd.          President and
 Suite 2100                      Chief
 Fort Lauderdale, FL 33394-3091  Executive
                                 Officer -
                                 Finance and
                                 Administration

 PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
 President, Franklin Templeton Services, LLC; Senior Vice President, Templeton Worldwide, Inc.; and officer of 51 of the investment companies in Franklin Templeton Investments.
------------------------------------------------------------------------------------------------------------------------------
 DAVID P. GOSS (57)              Vice President Since 2000       Not Applicable            None
 One Franklin Parkway
 San Mateo, CA 94403-1906

 PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
 Associate General Counsel, Franklin Resources, Inc.; officer and director of one of the subsidiaries of Franklin Resources,
 Inc.; officer of 51 of the investment companies in Franklin Templeton Investments; and FORMERLY, President, Chief Executive
 Officer and Director, Property Resources Equity Trust (until 1999) and Franklin Select Realty Trust (until 2000).
------------------------------------------------------------------------------------------------------------------------------
 BARBARA J. GREEN (56)           Vice President Since 2000       Not Applicable            None
 One Franklin Parkway
 San Mateo, CA 94403-1906

 PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
 Vice President, Deputy General Counsel and Secretary, Franklin Resources, Inc.; Secretary and Senior Vice President,
 Templeton Worldwide, Inc.; Secretary, Franklin Advisers, Inc., Franklin Advisory Services, LLC, Franklin Investment
 Advisory Services, Inc., Franklin Mutual Advisers, LLC, Franklin Templeton Alternative Strategies, Inc., Franklin
 Templeton Investor Services, LLC, Franklin Templeton Services, LLC, Franklin Templeton Distributors, Inc., Templeton
 Investment Counsel, LLC, and Templeton/Franklin Investment Services, Inc.; and officer of some of the other subsidiaries of Franklin Resources, Inc. and of 51 of the investment companies in Franklin Templeton Investments; and
 FORMERLY, Deputy Director, Division of Investment Management, Executive Assistant and Senior Advisor to the Chairman,
 Counselor to the Chairman, Special Counsel and Attorney Fellow, U.S. Securities and Exchange Commission (1986-1995);
 Attorney, Rogers & Wells (until 1986); and Judicial Clerk, U.S. District Court (District of Massachusetts) (until 1979).
------------------------------------------------------------------------------------------------------------------------------



                                                              Annual Report | 49

------------------------------------------------------------------------------------------------------------------------------
                                                                 NUMBER OF PORTFOLIOS IN
                                                LENGTH OF        FUND COMPLEX OVERSEEN
 NAME, AGE AND ADDRESS           POSITION       TIME SERVED      BY BOARD MEMBER*          OTHER DIRECTORSHIPS HELD
------------------------------------------------------------------------------------------------------------------------------
 DIOMEDES LOO-TAM (65)           Treasurer      Since March 2004 Not Applicable            None
 One Franklin Parkway
 San Mateo, CA 94403-1906

 PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
 Officer of 51 of the investment companies in Franklin Templeton Investments; and Consultant, MyVest Corporation (software development company and investment advisory services); and FORMERLY, Director and member of Audit and Valuation Committees,
 Runkel Funds, Inc. (2002-2003); Treasurer/Controller of most of the investment companies in Franklin Templeton Investments
 (1985-2000); and Senior Vice President, Franklin Templeton Services, LLC (1997-2000).
------------------------------------------------------------------------------------------------------------------------------
 MICHAEL O. MAGDOL (67)          Vice           Since 2002       Not Applicable            Director, FTI Banque, Arch
 600 Fifth Avenue                President -                                               Chemicals, Inc. and Lingnan
 Rockefeller Center              AML                                                       Foundation.
 New York, NY 10020-2302         Compliance

 PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
 Vice Chairman, Chief Banking Officer and Director, Fiduciary Trust Company International; Director, FTI Banque, Arch
 Chemicals, Inc. and Lingnan Foundation; and officer and/or director, as the case may be, of some of the other subsidiaries of Franklin Resources, Inc. and of 48 of the investment companies in Franklin Templeton Investments.
------------------------------------------------------------------------------------------------------------------------------
 MURRAY L. SIMPSON (66)          Vice President Since 2000       Not Applicable            None
 One Franklin Parkway            and Secretary
 San Mateo, CA 94403-1906

 PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
 Executive Vice President and General Counsel, Franklin Resources, Inc.; officer and/or director, as the case may be, of some of the subsidiaries of Franklin Resources, Inc. and of 51 of the investment companies in Franklin Templeton
 Investments; and FORMERLY, Chief Executive Officer and Managing Director, Templeton Franklin Investment Services (Asia)
 Limited (until 2000); and Director, Templeton Asset Management Ltd. (until 1999).
------------------------------------------------------------------------------------------------------------------------------
 GALEN G. VETTER (52)            Chief          Since May 2004   Not Applicable            None
 500 East Broward Blvd.          Financial
 Suite 2100                      Officer
 Fort Lauderdale, FL 33394-3091

 PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
 Officer of 51 of the investment companies in Franklin Templeton Investments; Senior Vice President, Franklin Templeton
 Services, LLC; and FORMERLY, Managing Director of RSM McGladrey, Inc.; and Partner of McGladrey & Pullen, LLP.
------------------------------------------------------------------------------------------------------------------------------




50 |  Annual Report


                                                                 NUMBER OF PORTFOLIOS IN
                                                LENGTH OF        FUND COMPLEX OVERSEEN
 NAME, AGE AND ADDRESS           POSITION       TIME SERVED      BY BOARD MEMBER*          OTHER DIRECTORSHIPS HELD
------------------------------------------------------------------------------------------------------------------------------
 THOMAS WALSH (42)               Vice President Since 1999       Not Applicable            None
 One Franklin Parkway
 San Mateo, CA 94403-1906

 PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
 Senior Vice President, Franklin Advisers, Inc.; and officer of eight of the investment companies in Franklin Templeton
 Investments.
------------------------------------------------------------------------------------------------------------------------------

*We base the number of portfolios on each separate series of the U.S. registered investment companies within the Franklin
Templeton Investments fund complex. These portfolios have a common investment adviser or affiliated investment advisers.

**Charles B. Johnson and Rupert H. Johnson, Jr. are considered to be interested persons of the Fund under the federal securities laws due to their positions as officers and directors and major shareholders of Franklin Resources, Inc., which is the parent company of the Fund's adviser and distributor.

Note: Charles B. Johnson and Rupert H. Johnson, Jr. are brothers.

THE SARBANES-OXLEY ACT OF 2002 AND RULES ADOPTED BY THE SECURITIES AND EXCHANGE COMMISSION REQUIRE THE FUND TO DISCLOSE
WHETHER THE FUND'S AUDIT COMMITTEE INCLUDES AT LEAST ONE MEMBER WHO IS AN AUDIT COMMITTEE FINANCIAL EXPERT WITHIN THE MEANING
OF SUCH ACT AND RULES. THE FUND'S BOARD OF TRUSTEES HAS DETERMINED THAT THERE IS AT LEAST ONE SUCH FINANCIAL EXPERT ON THE
AUDIT COMMITTEE AND HAS DESIGNATED EACH OF EDITH E. HOLIDAY AND HARRIS J. ASHTON AS AN AUDIT COMMITTEE FINANCIAL EXPERT. THE
BOARD BELIEVES THAT MS. HOLIDAY AND MR. ASHTON QUALIFY AS SUCH AN EXPERT IN VIEW OF THEIR BUSINESS BACKGROUND AND EXPERIENCE.
MS. HOLIDAY, WHO CURRENTLY SERVES AS A DIRECTOR AND TRUSTEE OF VARIOUS COMPANIES AND TRUSTS, INCLUDING H.J. HEINZ COMPANY
WHERE SHE IS AUDIT COMMITTEE CHAIRPERSON, IS CHAIRPERSON OF THE FUND'S AUDIT COMMITTEE, AND FORMERLY SERVED AS ASSISTANT TO
THE PRESIDENT OF THE UNITED STATES AND SECRETARY OF THE CABINET (1990-1993); GENERAL COUNSEL TO THE UNITED STATES TREASURY
DEPARTMENT (1989-1999); AND ASSISTANT SECRETARY FOR PUBLIC AFFAIRS AND PUBLIC LIAISON-UNITED STATES TREASURY DEPARTMENT
(1988-1989). MR. ASHTON, WHO IS CURRENTLY A DIRECTOR OF BUSINESS AND NON-PROFIT ORGANIZATIONS, SERVED AS CHIEF EXECUTIVE
OFFICER OF GENERAL HOST CORPORATION, A NEW YORK STOCK EXCHANGE LISTED COMPANY FROM 1967 TO 1998, AND WAS A DIRECTOR OF RBC
HOLDINGS, INC., A BANK HOLDING COMPANY UNTIL 2002. AS A RESULT OF SUCH BACKGROUND AND EXPERIENCE, THE BOARD OF TRUSTEES
BELIEVES THAT MS. HOLIDAY AND MR. ASHTON HAVE EACH ACQUIRED AN UNDERSTANDING OF GENERALLY ACCEPTED ACCOUNTING PRINCIPLES AND
FINANCIAL STATEMENTS, THE GENERAL APPLICATION OF SUCH PRINCIPLES IN CONNECTION WITH THE ACCOUNTING ESTIMATES, ACCRUALS AND
RESERVES, AND ANALYZING AND EVALUATING FINANCIAL STATEMENTS THAT PRESENT A BREADTH AND LEVEL OF COMPLEXITY OF ACCOUNTING
ISSUES GENERALLY COMPARABLE TO THOSE OF THE FUND, AS WELL AS AN UNDERSTANDING OF INTERNAL CONTROLS AND PROCEDURES FOR
FINANCIAL REPORTING AND AN UNDERSTANDING OF AUDIT COMMITTEE FUNCTIONS. MS. HOLIDAY AND MR. ASHTON ARE INDEPENDENT TRUSTEES AS
THAT TERM IS DEFINED UNDER THE APPLICABLE SECURITIES AND EXCHANGE COMMISSION RULES AND RELEASES.

THE STATEMENT OF ADDITIONAL INFORMATION (SAI) INCLUDES ADDITIONAL INFORMATION ABOUT THE BOARD MEMBERS AND IS AVAILABLE,
WITHOUT CHARGE, UPON REQUEST. SHAREHOLDERS MAY CALL 1-800/DIAL BEN (1-800/342-5236) TO REQUEST THE SAI.






                                                              Annual Report | 51

Franklin New York Tax-Free Income Fund

PROXY VOTING POLICIES AND PROCEDURES

The Fund has established Proxy Voting Policies and Procedures ("Policies") that the Fund uses to determine how to vote proxies relating to portfolio securities. Shareholders may view the Fund's complete Policies online at franklintempleton.com. Alternatively, shareholders may request copies of the Policies free of charge by calling the Proxy Group collect at 1-954/847-2268 or by sending a written request to: Franklin Templeton Companies, LLC, 500 East Broward Boulevard, Suite 1500, Fort Lauderdale, FL 33394, Attention: Proxy Group.







52|  Annual Report

Literature Request

For a brochure and prospectus, which contains more complete information, including charges, expenses and risks, call Franklin Templeton Investments at 1-800/DIAL BEN(R) (1-800/342-5236). Please read the prospectus carefully before investing or sending money. To ensure the highest quality of service, we may monitor, record and access telephone calls to or from our service departments. These calls can be identified by the presence of a regular beeping tone.

FRANKLIN TEMPLETON INVESTMENTS

INTERNATIONAL
Mutual European Fund
Templeton China World Fund
Templeton Developing Markets Trust
Templeton Foreign Fund
Templeton Foreign Smaller Companies Fund
Templeton International (Ex EM) Fund

GLOBAL
Franklin Global Aggressive Growth Fund
Franklin Global Growth Fund
Mutual Discovery Fund
Templeton Capital Accumulator Fund
Templeton Global Long-Short Fund
Templeton Global Opportunities Trust
Templeton Global Smaller Companies Fund
Templeton Growth Fund
Templeton World Fund

GROWTH
Franklin Aggressive Growth Fund
Franklin Capital Growth Fund
Franklin Flex Cap Growth Fund
Franklin Small-Mid Cap Growth Fund
Franklin Small Cap Growth Fund II 1

VALUE
Franklin Balance Sheet Investment Fund 2
Franklin Equity Income Fund
Franklin Large Cap Value Fund
Franklin MicroCap Value Fund 2
Franklin Small Cap Value Fund
Mutual Beacon Fund
Mutual Qualified Fund
Mutual Recovery Fund 3
Mutual Shares Fund

BLEND
Franklin Blue Chip Fund
Franklin Convertible Securities Fund
Franklin Growth Fund
Franklin Rising Dividends Fund
Franklin U.S. Long-Short Fund 4

SECTOR
Franklin Biotechnology Discovery Fund
Franklin DynaTech Fund
Franklin Global Communications Fund
Franklin Global Health Care Fund
Franklin Gold and Precious Metals Fund
Franklin Natural Resources Fund
Franklin Real Estate Securities Fund
Franklin Utilities Fund
Franklin Technology Fund
Mutual Financial Services Fund

ASSET ALLOCATION
Franklin Templeton Corefolio Allocation Fund
Franklin Templeton Founding Funds Allocation Fund

TARGET FUNDS
Franklin Templeton Conservative Target Fund
Franklin Templeton Growth Target Fund
Franklin Templeton Moderate Target Fund

INCOME

Franklin Adjustable U.S. Government Securities Fund 5
Franklin's AGE High Income Fund
Franklin Federal Money Fund 5,6
Franklin Floating Rate Daily Access Fund
Franklin Floating Rate Trust 3
Franklin Income Fund
Franklin Money Fund 5,6
Franklin Short-Intermediate U.S. Government Securities Fund 5
Franklin Strategic Income Fund
Franklin Strategic Mortgage Portfolio
Franklin Templeton Hard Currency Fund
Franklin Total Return Fund
Franklin U.S. Government Securities Fund 5
Templeton Global Bond Fund

TAX-FREE INCOME 7
NATIONAL FUNDS
Double Tax-Free Income Fund
Federal Tax-Free Income Fund
High Yield Tax-Free Income Fund
Insured Tax-Free Income Fund 8
Tax-Exempt Money Fund 5,6

LIMITED-TERM FUNDS
California Limited-Term Tax-Free Income Fund
Federal Limited-Term Tax-Free Income Fund
New York Limited-Term Tax-Free Income Fund

INTERMEDIATE-TERM FUNDS
California Intermediate-Term Tax-Free Income Fund
Federal Intermediate-Term Tax-Free Income Fund
New York Intermediate-Term Tax-Free Income Fund

STATE-SPECIFIC 7
Alabama
Arizona
California 9
Colorado
Connecticut
Florida 9
Georgia
Kentucky
Louisiana
Maryland
Massachusetts 8
Michigan 8
Minnesota 8
Missouri
New Jersey
New York 9
North Carolina
Ohio 8
Oregon
Pennsylvania
Tennessee
Virginia

INSURANCE FUNDS
Franklin Templeton Variable Insurance
 Products Trust 10

1. The fund is closed to new investors. Existing shareholders can continue adding to their accounts.

2. The fund is only open to existing shareholders as well as select retirement plans.

3. The fund is a continuously offered, closed-end fund. Shares may be purchased daily; there is no daily redemption. However, each quarter, pending board approval, the fund will authorize the repurchase of 5%-25% of the outstanding number of shares. Investors may tender all or a portion of their shares during the tender period.

4. Upon reaching approximately $350 million in assets, the fund intends to close to all investors.

5. An investment in the fund is neither insured nor guaranteed by the U.S. government or by any other entity or institution.

6. No assurance exists that the fund's $1.00 per share price will be maintained. It is possible to lose money by investing in the fund.

7. For investors subject to the alternative minimum tax, a small portion of fund dividends may be taxable. Distributions of capital gains are generally taxable.

8. Portfolio of insured municipal securities.

9. These funds are available in two or more variations, including long-term portfolios, portfolios of insured securities, a high-yield portfolio (CA) and limited-term, intermediate-term and money market portfolios (CA and NY).

10. The funds of the Franklin Templeton Variable Insurance Products Trust are generally available only through insurance company variable contracts.



02/04                                              Not part of the annual report

    [LOGO OMITTED]
FRANKLIN[R] TEMPLETON[R]   One Franklin Parkway
     INVESTMENTS        San Mateo, CA 94403-1906



WANT TO RECEIVE THIS DOCUMENT FASTER VIA EMAIL?
Eligible shareholders can sign up for eDelivery at franklintempleton.com. See inside for details.





ANNUAL REPORT AND SHAREHOLDER LETTER

FRANKLIN NEW YORK
TAX-FREE INCOME FUND


INVESTMENT MANAGER
Franklin Advisers, Inc.

DISTRIBUTOR
Franklin Templeton Distributors, Inc.
1-800/DIAL BEN(R)
franklintempleton.com

SHAREHOLDER SERVICES
1-800/632-2301

Authorized for distribution only when accompanied or preceded by a prospectus. Investors should carefully consider a fund's investment goals, risks, charges and expenses before investing. The prospectus contains this and other information; please read it carefully before investing.

To ensure the highest quality of service, telephone calls to or from our service departments may be monitored, recorded and accessed. These calls can be identified by the presence of a regular beeping tone.

115 A2004 07/04

      ITEM 2. CODE OF ETHICS.

(a) The Registrant has adopted a code of ethics that applies to its principal executive officers and principal financial and accounting officer.

(c) N/A

(d) N/A

(f) Pursuant to Item 11(A), the Registrant is attaching as an exhibit a copy of its code of ethics that applies to its principal executive officers and principal financial and accounting officer.

      ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

(a)(1) The Registrant has an audit committee financial expert serving on its audit committee.

(2) The audit committee financial experts are Edith E. Holiday and Harris J. Ashton, and they are "independent" as defined under the relevant Securities and Exchange Commission Rules and Releases.

      ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a)      Audit Fees
The aggregate fees paid to the principal accountant for professional services rendered by the principal accountant for the audit of the registrant's annual financial statements or for services that are normally provided by the principal accountant in connection with statutory and regulatory filings or engagements were $61,986 for the fiscal year ended May 31, 2004 and $59,675 for the fiscal year ended May 31, 2003.

(b)      Audit-Related Fees
There were no fees paid to the principal accountant for assurance and related services rendered by the principal accountant to the registrant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of Item 4.

The aggregate fees paid to the principal accountant for assurance and related services rendered by the principal accountant to the registrant's investment adviser and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the registrant that are reasonably related to the performance of the audit of the their financial statements were $47,910 for the fiscal year ended May 31, 2004 and $2,500 for the fiscal year ended May 31, 2003. The services for which these fees were paid included attestation services.

(c)      Tax Fees
There were no fees paid to the principal accountant for professional services rendered by the principal accountant to the registrant for tax compliance, tax advice and tax planning.

There were no fees paid to the principal accountant for professional services rendered by the principal accountant to the registrant's investment adviser and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the registrant for tax compliance, tax advice and tax planning.

(d)      All Other Fees
The aggregate fees paid to the principal accountant for products and services rendered by the principal accountant to the registrant not reported in paragraphs (a)-(c) of Item 4 were $2,577 for the fiscal year ended May 31, 2004 and $0 for the fiscal year ended May 31, 2003. The services for which these fees were paid included review of materials provided to the fund Board in connection with the investment management contract renewal process.

The aggregate fees paid to the principal accountant for products and services rendered by the principal accountant to the registrant's investment adviser and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the registrant not reported in paragraphs (a)-(c) of Item 4 were $97,423 for the fiscal year ended May 31, 2004 and $12,973 for the fiscal year ended May 31, 2003. The services for which these fees were paid included review of materials provided to the fund Board in connection with the investment management contract renewal process, subscription fees and a review of an ICI transfer agent survey.

(e) (1) The registrant's audit committee is directly responsible for approving the services to be provided by the auditors, including:

      (i) pre-approval of all audit and audit related services;

      (ii) pre-approval of all non-audit related services to be provided to the Fund by the auditors;

      (iii)pre-approval of all non-audit related services to be provided to the Fund by the auditors to the Fund's investment adviser or to any entity that controls, is controlled by or is under common control with the Fund's investment adviser and that provides ongoing services to the Fund where the non-audit services relate directly to the operations or financial reporting of the Fund; and

      (iv) establishment by the audit committee, if deemed necessary or appropriate, as an alternative to committee pre-approval of services to be provided by the auditors, as required by paragraphs (ii) and (iii) above, of policies and procedures to permit such services to be pre-approved by other means, such as through establishment of guidelines or by action of a designated member or members of the committee; provided the policies and procedures are detailed as to the particular service and the committee is informed of each service and such policies and procedures do not include delegation of audit committee responsibilities, as contemplated under the Securities Exchange Act of 1934, to management; subject, in the case of (ii) through (iv), to any waivers, exceptions or exemptions that may be available under applicable law or rules.

(e) (2) None of the services provided to the registrant described in paragraphs
(b)-(d) of Item 4 were pre-approved by the audit committee pursuant to paragraph
(c)(7)(i)(C) of Rule 2-01 of regulation S-X.

(f) No disclosures are required by this Item 4(f).

(g) The aggregate non-audit fees paid to the principal accountant for services rendered by the principal accountant to the registrant and the registrant's investment adviser and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the registrant were $147,910 for the fiscal year ended May 31, 2004 and $15,473 for the fiscal year ended May 31, 2003.

(h) No disclosures are required by this Item 4(h).

      ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS. N/A

      ITEM 6. SCHEDULE OF INVESTMENTS. N/A


      ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES. N/A

      ITEM 8. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS. N/A

      ITEM 9. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS. There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant's Board of Trustees that would require disclosure herein.

      ITEM 10. CONTROLS AND PROCEDURES.
(A) EVALUATION OF DISCLOSURE CONTROLS AND PROCEDURES. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant's filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant's management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Shareholder Report on Form N-CSR, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant's management, including the Registrant's principal executive officer and the Registrant's principal financial officer, of the effectiveness of the design and operation of the Registrant's disclosure controls and procedures. Based on such evaluation, the Registrant's principal executive officer and principal financial officer concluded that the Registrant's disclosure controls and procedures are effective.

(B) CHANGES IN INTERNAL CONTROLS. There have been no significant changes in the Registrant's internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Shareholder Report on Form N-CSR.

ITEM 11. EXHIBITS.

(A) Code of Ethics

(B) (1) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 of Jimmy D. Gambill, Chief Executive Officer - Finance and Administration, and Galen G. Vetter, Chief Financial Officer

(B) (2) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 of Jimmy D. Gambill, Chief Executive Officer - Finance and Administration, and Galen G. Vetter, Chief Financial Officer

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FRANKLIN NEW YORK TAX-FREE INCOME FUND

By /s/Jimmy D. Gambill
      Chief Executive Officer - Finance and Administration
Date    July 30, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By /s/Jimmy D. Gambill
      Chief Executive Officer - Finance and Administration
Date    July 30, 2004


By /s/Galen G. Vetter
      Chief Financial Officer
Date    July 30, 2004